Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (3.9%)
	UFP Industries Inc.	185,040	20,286
	Commercial Metals Co.	361,108	16,369
	Mueller Industries Inc.	345,454	14,347
	Boise Cascade Co.	122,383	13,376
	Cabot Corp.	170,716	12,957
	Balchem Corp.	98,590	12,296
	Carpenter Technology Corp.	148,501	10,515
	Avient Corp.	278,743	9,575
	Hecla Mining Co.	1,883,981	9,382
	Innospec Inc.	76,871	8,077
*	Livent Corp.	556,444	7,657
	Quaker Chemical Corp.	42,802	7,653
	Sensient Technologies Corp.	129,740	7,517
*	Uranium Energy Corp.	1,134,056	7,394
	Materion Corp.	63,317	7,162
	Worthington Industries Inc.	94,892	6,804
*	Constellium SE	390,224	6,790
	Minerals Technologies Inc.	100,306	6,283
	Sylvamo Corp.	112,236	5,643
	Stepan Co.	65,675	5,423
	Tronox Holdings plc	361,009	4,603
*	Ingevity Corp.	112,692	4,371
	Orion SA	172,891	4,120
*,1	Energy Fuels Inc.	484,647	3,853
	Hawkins Inc.	59,661	3,666
*	Novagold Resources Inc.	746,341	3,135
*	Coeur Mining Inc.	1,021,905	3,117
	Kaiser Aluminum Corp.	49,216	2,878
	Koppers Holdings Inc.	61,932	2,797
*	Ecovyst Inc.	293,430	2,793
*	TimkenSteel Corp.	134,093	2,725
*	US Silica Holdings Inc.	231,886	2,616
	Compass Minerals International Inc.	105,275	2,556
	Ryerson Holding Corp.	74,382	2,304
	AdvanSix Inc.	81,330	2,125
	Schnitzer Steel Industries Inc. Class A	79,993	2,050
*	Perimeter Solutions SA	477,578	1,987
	Mativ Holdings Inc.	167,520	1,960
*,1	Ivanhoe Electric Inc.	171,354	1,947
	Haynes International Inc.	38,604	1,895
*	Clearwater Paper Corp.	51,526	1,807
	Olympic Steel Inc.	30,505	1,724

		Shares	Market Value ($000)
*,1	Encore Energy Corp.	437,054	1,704
	GrafTech International Ltd.	594,890	1,469
*	LSB Industries Inc.	169,899	1,456
*	Piedmont Lithium Inc.	55,174	1,430
*	Century Aluminum Co.	161,573	1,270
*,1	i-80 Gold Corp.	594,628	963
*	Northwest Pipe Co.	30,477	826
	American Vanguard Corp.	82,847	777
	Omega Flex Inc.	10,036	708
*	Intrepid Potash Inc.	32,761	673
*	Rayonier Advanced Materials Inc.	196,549	649
	Caledonia Mining Corp. plc	51,047	605
	FutureFuel Corp.	79,127	470
*	Dakota Gold Corp.	164,552	464
	Tredegar Corp.	79,795	375
*,1	Perpetua Resources Corp.	114,226	361
*	Contango ORE Inc.	12,243	267
*	LanzaTech Global Inc.	62,267	264
*	5e Advanced Materials Inc.	118,823	245
*,1	Origin Materials Inc.	356,961	244
*	Glatfelter Corp.	133,588	196
	Valhi Inc.	7,410	101
*	NioCorp Developments Ltd.	6,569	21
			272,073
Consumer Discretionary (13.2%)
*	Light & Wonder Inc.	281,531	24,893
*	elf Beauty Inc.	164,506	19,427
*	Duolingo Inc.	88,456	18,778
	Meritage Homes Corp.	112,236	15,859
*	Taylor Morrison Home Corp.	324,158	14,620
*	Asbury Automotive Group Inc.	63,839	13,395
	Group 1 Automotive Inc.	42,913	12,106
*	Goodyear Tire & Rubber Co.	868,251	12,060
	Academy Sports & Outdoors Inc.	230,187	11,710
	KB Home	223,110	11,624
*	Abercrombie & Fitch Co. Class A	150,453	11,418
	Signet Jewelers Ltd.	137,414	11,293
	American Eagle Outfitters Inc.	563,232	10,718
*	Visteon Corp.	86,737	10,293
*	Skyline Champion Corp.	165,162	9,941
	TEGNA Inc.	622,373	9,541
	Kontoor Brands Inc.	173,201	9,521
*	Adient plc	294,532	9,484
*,1	Carvana Co.	295,754	9,263
	International Game Technology plc	334,717	8,947
*	Tri Pointe Homes Inc.	305,672	8,919
	Steven Madden Ltd.	231,940	8,795
*	M/I Homes Inc.	82,993	8,757
*	frontdoor Inc.	253,617	8,707
*	Hilton Grand Vacations Inc.	250,877	8,595
	LCI Industries	76,232	8,272
*	Fox Factory Holding Corp.	131,557	8,224
	MDC Holdings Inc.	180,930	8,008
*	Coursera Inc.	401,361	7,927
*	Stride Inc.	130,740	7,920
*	Helen of Troy Ltd.	74,209	7,794
*	Adtalem Global Education Inc.	134,200	7,645
*	Cavco Industries Inc.	26,962	7,624

		Shares	Market Value ($000)
	Rush Enterprises Inc. Class A	191,377	7,592
*	LGI Homes Inc.	64,190	7,579
	Inter Parfums Inc.	56,585	7,082
*	Shake Shack Inc. Class A	116,406	7,050
*	Urban Outfitters Inc.	196,647	7,020
	Graham Holdings Co. Class B	11,042	6,925
	Foot Locker Inc.	253,332	6,822
*	Boot Barn Holdings Inc.	91,701	6,720
	Papa John's International Inc.	101,340	6,611
	Red Rock Resorts Inc. Class A	146,751	6,535
*	SkyWest Inc.	135,411	6,402
	Century Communities Inc.	87,681	6,325
	Bloomin' Brands Inc.	270,197	6,306
	Strategic Education Inc.	69,778	6,208
*	ACV Auctions Inc. Class A	391,684	6,122
	MillerKnoll Inc.	234,109	6,040
*	Sonos Inc.	391,590	5,913
*	Dorman Products Inc.	81,269	5,855
	Winnebago Industries Inc.	90,495	5,849
	HNI Corp.	142,344	5,561
*	Six Flags Entertainment Corp.	222,708	5,545
*	SeaWorld Entertainment Inc.	111,995	5,477
	Acushnet Holdings Corp.	96,233	5,437
*	Topgolf Callaway Brands Corp.	442,869	5,430
	PriceSmart Inc.	79,738	5,374
	Dana Inc.	402,314	5,315
	Laureate Education Inc.	403,837	5,302
*	Vista Outdoor Inc.	178,310	5,030
*	Atlanta Braves Holdings Inc. Class C	139,724	5,023
	Spirit Airlines Inc.	338,314	5,014
	Upbound Group Inc.	169,861	4,943
*	Brinker International Inc.	135,206	4,869
*	OPENLANE Inc.	332,820	4,866
*	Cinemark Holdings Inc.	338,911	4,829
	La-Z-Boy Inc.	133,850	4,710
*	Gentherm Inc.	102,149	4,691
	Cheesecake Factory Inc.	149,575	4,689
*	ODP Corp.	101,470	4,622
	Jack in the Box Inc.	63,454	4,588
*	Dave & Buster's Entertainment Inc.	111,451	4,574
	Cracker Barrel Old Country Store Inc.	68,041	4,568
*	JetBlue Airways Corp.	1,019,841	4,508
*	National Vision Holdings Inc.	239,471	4,418
*	Knowles Corp.	277,148	4,398
*	Central Garden & Pet Co. Class A	120,815	4,383
	Oxford Industries Inc.	46,188	4,177
*	Madison Square Garden Entertainment Corp.	133,342	4,038
*	PowerSchool Holdings Inc. Class A	172,864	4,031
	John Wiley & Sons Inc. Class A	131,621	3,976
*	Hanesbrands Inc.	1,086,175	3,954
*	Udemy Inc.	264,936	3,942
*	PROG Holdings Inc.	142,739	3,891
*	Cars.com Inc.	205,150	3,820
*	Green Brick Partners Inc.	80,355	3,813
	Winmark Corp.	8,795	3,782
	Dillard's Inc. Class A	10,720	3,721
*	G-III Apparel Group Ltd.	127,340	3,664
	Buckle Inc.	94,207	3,633

		Shares	Market Value ($000)
*	Chegg Inc.	363,826	3,613
	Perdoceo Education Corp.	207,241	3,610
*	Sabre Corp.	1,021,387	3,605
	Steelcase Inc. Class A	285,566	3,515
	Krispy Kreme Inc.	269,459	3,503
	Allegiant Travel Co.	48,834	3,345
	Caleres Inc.	106,977	3,248
	Scholastic Corp.	84,186	3,198
*	Sally Beauty Holdings Inc.	330,210	3,193
*	XPEL Inc.	69,767	3,188
	Matthews International Corp. Class A	91,627	3,129
*	Rover Group Inc.	286,054	3,129
*	OneSpaWorld Holdings Ltd.	257,397	3,102
*	iRobot Corp.	84,585	3,054
*	Lions Gate Entertainment Corp. Class B	362,696	3,032
*	Figs Inc. Class A	394,468	2,864
*	Sweetgreen Inc. Class A	298,675	2,811
*	Chico's FAS Inc.	370,952	2,797
*	Malibu Boats Inc. Class A	62,877	2,782
	Monro Inc.	96,125	2,780
*	Sphere Entertainment Co.	80,451	2,753
	Camping World Holdings Inc. Class A	129,190	2,731
*	Everi Holdings Inc.	260,924	2,727
*	Leslie's Inc.	546,156	2,693
*	Overstock.com Inc.	139,135	2,674
	Monarch Casino & Resort Inc.	41,630	2,618
	Bluegreen Vacations Holding Corp.	33,231	2,476
	Sonic Automotive Inc. Class A	48,194	2,471
*	American Axle & Manufacturing Holdings Inc.	352,493	2,453
*	Arlo Technologies Inc.	268,411	2,440
	Hibbett Inc.	38,776	2,425
*	Beazer Homes USA Inc.	91,027	2,395
	Sturm Ruger & Co. Inc.	53,901	2,369
	Standard Motor Products Inc.	65,516	2,357
	Golden Entertainment Inc.	62,605	2,231
*	Imax Corp.	138,812	2,214
*	Portillo's Inc. Class A	140,141	2,178
*	Integral Ad Science Holding Corp.	147,037	2,145
	Dine Brands Global Inc.	48,432	2,105
*	BJ's Restaurants Inc.	69,924	2,093
*,1	Luminar Technologies Inc.	837,328	2,093
*	Viad Corp.	62,685	2,087
*	Life Time Group Holdings Inc.	137,695	2,087
	Wolverine World Wide Inc.	238,964	2,048
*	QuinStreet Inc.	160,294	2,002
*	Chuy's Holdings Inc.	55,915	1,968
	Gray Television Inc.	254,604	1,968
*	MarineMax Inc.	65,714	1,960
	Guess? Inc.	88,755	1,954
	Smith & Wesson Brands Inc.	140,791	1,936
	Arko Corp.	253,545	1,897
*	Clean Energy Fuels Corp.	521,753	1,884
	Ethan Allen Interiors Inc.	70,144	1,883
*	Dream Finders Homes Inc. Class A	74,499	1,813
	Interface Inc.	176,836	1,788
	Designer Brands Inc. Class A	152,487	1,775
*	Sun Country Airlines Holdings Inc.	116,306	1,766
*	Thryv Holdings Inc.	95,434	1,698

		Shares	Market Value ($000)
*	Accel Entertainment Inc.	166,201	1,685
*	Revolve Group Inc.	126,414	1,684
*	Clear Channel Outdoor Holdings Inc.	1,158,694	1,680
	A-Mark Precious Metals Inc.	57,844	1,658
*	Denny's Corp.	168,690	1,601
*	Lions Gate Entertainment Corp. Class A	180,483	1,594
	RCI Hospitality Holdings Inc.	26,979	1,581
*	Instructure Holdings Inc.	60,368	1,579
*	Vizio Holding Corp. Class A	234,495	1,571
*	European Wax Center Inc. Class A	105,234	1,503
*	America's Car-Mart Inc.	18,639	1,489
*	Corsair Gaming Inc.	114,084	1,473
*	AMC Networks Inc. Class A	94,808	1,445
	Global Industrial Co.	40,493	1,442
*	GoPro Inc. Class A	397,447	1,435
	Haverty Furniture Cos. Inc.	44,927	1,408
*	Genesco Inc.	37,234	1,391
	Shoe Carnival Inc.	56,337	1,368
*	Liquidity Services Inc.	71,034	1,361
*	Daily Journal Corp.	4,154	1,352
*	Hovnanian Enterprises Inc. Class A	14,863	1,344
*	Stoneridge Inc.	81,840	1,309
	Sinclair Inc.	101,113	1,275
*	Atlanta Braves Holdings Inc. Class A	31,598	1,275
*	EW Scripps Co. Class A	183,906	1,271
*,1	Super Group SGHC Ltd.	418,222	1,271
	Rush Enterprises Inc. Class B	28,955	1,263
*	Central Garden & Pet Co.	30,675	1,245
*	First Watch Restaurant Group Inc.	68,732	1,243
	Movado Group Inc.	46,876	1,226
*	Stagwell Inc.	243,863	1,224
*	WW International Inc.	168,971	1,218
*	Savers Value Village Inc.	80,050	1,205
*	Universal Technical Institute Inc.	101,092	1,180
*	Kura Sushi USA Inc. Class A	18,029	1,126
*	MasterCraft Boat Holdings Inc.	53,462	1,069
*	Boston Omaha Corp. Class A	71,793	1,041
*	Bally's Corp.	90,218	1,039
	Marcus Corp.	74,254	1,033
*	Xponential Fitness Inc. Class A	75,576	1,032
[1]	Cricut Inc. Class A	148,320	1,023
	Build-A-Bear Workshop Inc.	40,703	994
*	Stitch Fix Inc. Class A	265,068	991
*,1	Fisker Inc.	605,453	957
*	OneWater Marine Inc. Class A	35,457	952
*,1	Bowlero Corp. Class A	92,226	948
	Carriage Services Inc.	41,434	936
*	Zumiez Inc.	49,253	930
*	Cooper-Standard Holdings Inc.	52,313	928
*	Lovesac Co.	43,352	900
	Johnson Outdoors Inc. Class A	16,880	887
*	PlayAGS Inc.	113,867	871
	Carrols Restaurant Group Inc.	113,831	859
*	Lindblad Expeditions Holdings Inc.	107,160	841
*	Children's Place Inc.	36,626	833
*	iHeartMedia Inc. Class A	317,922	833
*	Cardlytics Inc.	103,702	825
	Aaron's Co. Inc.	93,518	824

		Shares	Market Value ($000)
*	Rush Street Interactive Inc.	195,188	822
*	SES AI Corp.	384,130	818
*	Gannett Co. Inc.	441,423	817
	Entravision Communications Corp. Class A	186,819	742
*	Potbelly Corp.	80,669	726
*	El Pollo Loco Holdings Inc.	86,579	719
*	1-800-Flowers.com Inc. Class A	80,788	713
*	Hawaiian Holdings Inc.	155,615	699
*	Funko Inc. Class A	107,511	697
*	Legacy Housing Corp.	30,791	690
*	Destination XL Group Inc.	180,675	683
*	Lincoln Educational Services Corp.	73,463	680
	Alta Equipment Group Inc.	70,343	671
*	Holley Inc.	160,659	664
*	JAKKS Pacific Inc.	22,510	663
*	Sleep Number Corp.	65,317	662
*	Eastman Kodak Co.	176,624	639
*	Playstudios Inc.	264,189	631
	Rocky Brands Inc.	21,677	626
*	Vera Bradley Inc.	81,637	613
	Climb Global Solutions Inc.	12,833	612
*	Tile Shop Holdings Inc.	90,285	609
	Hooker Furnishings Corp.	33,350	596
	Nathan's Famous Inc.	8,684	586
*	Tilly's Inc. Class A	69,846	578
	Escalade Inc.	31,012	577
*	Sportsman's Warehouse Holdings Inc.	117,743	569
*	AMMO Inc.	278,398	568
*	Turtle Beach Corp.	49,070	555
*	Selectquote Inc.	426,161	537
*,1	Blink Charging Co.	166,277	535
	Weyco Group Inc.	18,050	532
*	Inspired Entertainment Inc.	66,951	526
	Clarus Corp.	91,602	521
*	Full House Resorts Inc.	102,520	515
*	CarParts.com Inc.	161,849	495
*	Outbrain Inc.	128,141	488
*	Nerdy Inc.	185,473	482
*	Frontier Group Holdings Inc.	119,427	467
	Big Lots Inc.	86,162	454
*	ThredUP Inc. Class A	221,925	433
*	Red Robin Gourmet Burgers Inc.	48,145	427
*	Landsea Homes Corp.	40,787	421
*	J Jill Inc.	13,864	409
*	Snap One Holdings Corp.	55,936	400
*	VOXX International Corp.	36,281	390
[1]	Big 5 Sporting Goods Corp.	64,999	385
*,1	Vuzix Corp.	182,329	383
*	Century Casinos Inc.	86,793	373
*	Noodles & Co.	121,424	372
*,1	Mondee Holdings Inc.	139,405	368
*,1	Livewire Group Inc.	33,338	366
	Cato Corp. Class A	52,686	365
*	Reservoir Media Inc.	60,083	363
*,1	ContextLogic Inc. Class A	70,520	355
	Townsquare Media Inc. Class A	35,230	350
*	Solo Brands Inc. Class A	66,405	346
*	BARK Inc.	407,117	335

		Shares	Market Value ($000)
*	Biglari Holdings Inc. Class B	2,218	323
*	Lands' End Inc.	45,408	321
*	ONE Group Hospitality Inc.	66,917	320
*	Gambling.com Group Ltd.	32,233	308
*,1	Lazydays Holdings Inc.	38,654	267
*	Latham Group Inc.	117,519	266
*	Allbirds Inc. Class A	287,607	260
	Marine Products Corp.	25,552	244
*	2U Inc.	246,469	242
*	Emerald Holding Inc.	47,090	239
*	Traeger Inc.	106,918	239
*	Duluth Holdings Inc. Class B	42,286	212
*	Fossil Group Inc.	151,356	166
*	Urban One Inc.	34,514	142
*,1	Torrid Holdings Inc.	36,676	141
	NL Industries Inc.	26,169	134
*,1	United Homes Group Inc.	16,060	125
	CompX International Inc.	4,886	115
*	Urban One Inc. (XNCM)	27,694	115
[1]	Purple Innovation Inc.	167,575	104
*	Envela Corp.	22,929	100
*,1	Rent the Runway Inc. Class A	142,592	77
*,1	Loop Media Inc.	110,480	49
*,1	Qurate Retail Inc. Class B	4,630	30
			918,971
Consumer Staples (2.9%)
*	BellRing Brands Inc.	413,223	21,859
*	Sprouts Farmers Market Inc.	319,334	13,757
*	Simply Good Foods Co.	279,870	10,842
	Coca-Cola Consolidated Inc.	14,720	10,812
	WD-40 Co.	41,847	10,122
	Lancaster Colony Corp.	60,221	9,991
	J & J Snack Foods Corp.	46,414	7,637
	Primo Water Corp.	482,259	6,930
	Energizer Holdings Inc.	220,721	6,807
*	TreeHouse Foods Inc.	158,839	6,466
	Cal-Maine Foods Inc.	117,712	5,641
	Edgewell Personal Care Co.	157,989	5,500
	Andersons Inc.	99,266	4,949
	Vector Group Ltd.	448,256	4,801
	MGP Ingredients Inc.	48,983	4,186
	Universal Corp.	74,342	4,182
*	Herbalife Ltd.	304,640	3,924
	Ingles Markets Inc. Class A	43,276	3,532
*	National Beverage Corp.	73,092	3,475
*	Sovos Brands Inc.	157,463	3,450
	Weis Markets Inc.	50,648	3,057
	Utz Brands Inc.	222,080	2,934
*	Chefs' Warehouse Inc.	108,684	2,924
*	Hain Celestial Group Inc.	276,108	2,918
*	United Natural Foods Inc.	180,628	2,628
	Nu Skin Enterprises Inc. Class A	153,394	2,611
	John B Sanfilippo & Son Inc.	27,584	2,539
	Dole plc	220,535	2,538
*	Vita Coco Co. Inc.	87,959	2,468
	Fresh Del Monte Produce Inc.	104,920	2,392
	SpartanNash Co.	106,081	2,352
	Medifast Inc.	32,956	2,188

		Shares	Market Value ($000)
	B&G Foods Inc.	218,494	2,019
*	USANA Health Sciences Inc.	34,998	1,654
	ACCO Brands Corp.	285,889	1,538
*	Duckhorn Portfolio Inc.	135,794	1,395
*	SunOpta Inc.	278,081	1,374
*,1	Beyond Meat Inc.	183,169	1,335
*	Mission Produce Inc.	150,102	1,270
*	Vital Farms Inc.	93,662	1,248
	Turning Point Brands Inc.	52,608	1,201
	Calavo Growers Inc.	53,624	1,163
*,1	Waldencast plc Class A	110,547	1,055
	Oil-Dri Corp. of America	15,172	861
	Limoneira Co.	54,086	822
*,1	Westrock Coffee Co.	87,924	809
*	Seneca Foods Corp. Class A	16,129	788
*	Nature's Sunshine Products Inc.	40,892	700
	Village Super Market Inc. Class A	27,185	684
*	Beauty Health Co.	250,185	640
	Alico Inc.	22,290	623
*	HF Foods Group Inc.	124,170	589
*	GrowGeneration Corp.	182,855	486
*,1	Brookfield Realty Capital Corp. Class A	112,801	481
	Natural Grocers by Vitamin Cottage Inc.	29,092	456
	PetMed Express Inc.	64,769	449
*,1	Forafric Global plc	15,751	175
*	Zevia PBC Class A	75,486	162
*	Benson Hill Inc.	523,730	106
	J M Smucker Co.	1	—
			204,495
Energy (7.9%)
	Chord Energy Corp.	128,979	20,913
	Matador Resources Co.	349,328	20,219
*	Weatherford International plc	219,449	19,902
	Murphy Oil Corp.	458,054	19,591
	ChampionX Corp.	613,464	17,987
	Noble Corp. plc	341,260	15,746
	PBF Energy Inc. Class A	350,944	15,582
	Civitas Resources Inc.	213,482	14,664
	Permian resources Corp.	1,104,986	14,519
	SM Energy Co.	370,100	13,860
*	Valaris Ltd.	189,271	12,984
	Patterson-UTI Energy Inc.	1,090,336	12,768
	Equitrans Midstream Corp.	1,346,726	12,632
	Magnolia Oil & Gas Corp. Class A	565,003	12,148
	California Resources Corp.	221,362	11,336
	Arcosa Inc.	149,526	11,095
	CONSOL Energy Inc.	103,043	10,992
	Helmerich & Payne Inc.	300,266	10,879
	Alpha Metallurgical Resources Inc.	38,464	10,791
*	CNX Resources Corp.	490,372	10,229
	Liberty Energy Inc.	511,786	10,159
*	Kosmos Energy Ltd.	1,407,213	9,555
	Northern Oil and Gas Inc.	252,273	9,440
	Arch Resources Inc.	56,411	9,362
	Peabody Energy Corp.	384,111	9,157
	Warrior Met Coal Inc.	159,473	8,926
*	Tidewater Inc.	146,483	8,801
	Cactus Inc. Class A	199,325	8,469

		Shares	Market Value ($000)
*	Shoals Technologies Group Inc. Class A	528,686	7,322
*	Array Technologies Inc.	466,988	7,224
*	Seadrill Ltd.	155,814	6,915
	Golar LNG Ltd.	312,429	6,727
*	Oceaneering International Inc.	309,841	6,401
*	NEXTracker Inc. Class A	152,976	6,217
	Archrock Inc.	428,637	6,211
*	Callon Petroleum Co.	188,829	5,905
*	Par Pacific Holdings Inc.	170,247	5,834
	Sitio Royalties Corp. Class A	249,224	5,490
	Delek US Holdings Inc.	201,182	5,460
*	Talos Energy Inc.	339,762	4,729
*	Gulfport Energy Corp.	33,723	4,621
*	Green Plains Inc.	179,332	4,462
*	Borr Drilling Ltd.	678,071	4,272
*	Expro Group Holdings NV	272,071	4,231
*	Helix Energy Solutions Group Inc.	443,665	4,135
*	Diamond Offshore Drilling Inc.	313,843	4,039
	World Kinect Corp.	190,148	4,001
*	NOW Inc.	328,803	3,278
*	Fluence Energy Inc.	121,640	3,051
*	Ameresco Inc. Class A	98,953	2,965
	CVR Energy Inc.	91,339	2,902
[1]	Comstock Resources Inc.	283,869	2,802
*	ProPetro Holding Corp.	303,367	2,764
*	MRC Global Inc.	258,897	2,677
	Core Laboratories Inc.	144,143	2,553
*	Nabors Industries Ltd. (XNYS)	28,333	2,460
	SunCoke Energy Inc.	257,038	2,393
*	Dril-Quip Inc.	105,289	2,339
*	REX American Resources Corp.	47,655	2,336
*	Vital Energy Inc.	51,954	2,330
[1]	Kinetik Holdings Inc.	53,015	1,928
*	Centrus Energy Corp. Class A	37,949	1,898
*	Montauk Renewables Inc.	205,202	1,896
	RPC Inc.	261,439	1,895
*	Bristow Group Inc.	72,689	1,872
	Select Water Solutions Inc.	249,436	1,861
	Vitesse Energy Inc.	77,360	1,828
*	TETRA Technologies Inc.	385,995	1,822
*	SilverBow Resources Inc.	54,387	1,730
	Berry Corp.	235,508	1,691
*	Newpark Resources Inc.	230,678	1,603
	VAALCO Energy Inc.	333,142	1,549
*,1	FuelCell Energy Inc.	1,262,988	1,541
	SandRidge Energy Inc.	98,580	1,361
	Crescent Energy Co. Class A	118,463	1,350
*	Oil States International Inc.	193,300	1,332
*,1	Stem Inc.	438,784	1,259
[1]	Ramaco Resources Inc. Class A	68,043	1,136
*,1	SunPower Corp.	270,315	1,122
*,1	Tellurian Inc.	1,656,454	1,009
	W&T Offshore Inc.	300,708	1,004
*,1	EVgo Inc.	316,306	987
*	DMC Global Inc.	60,624	967
*	Hallador Energy Co.	70,056	885
*	SEACOR Marine Holdings Inc.	74,161	857
	Atlas Energy Solutions Inc.	50,221	857

		Shares	Market Value ($000)
	Kodiak Gas Services Inc.	47,517	838
	Solaris Oilfield Infrastructure Inc. Class A	95,989	822
*	Gevo Inc.	719,749	813
*,1	Energy Vault Holdings Inc.	303,774	699
*	Amplify Energy Corp.	112,024	688
	Riley Exploration Permian Inc.	27,256	673
*	Solid Power Inc.	477,603	673
*	ProFrac Holding Corp. Class A	81,146	654
*	Forum Energy Technologies Inc.	29,753	648
*	Ring Energy Inc.	371,876	614
[1]	HighPeak Energy Inc.	36,776	566
	Evolution Petroleum Corp.	95,361	565
*	NextDecade Corp.	96,282	480
	Granite Ridge Resources Inc.	78,661	465
	NACCO Industries Inc. Class A	12,901	447
	Ranger Energy Services Inc.	45,502	444
*	Maxeon Solar Technologies Ltd.	89,434	369
*	KLX Energy Services Holdings Inc.	38,298	364
*	Empire Petroleum Corp.	38,999	352
*,1	ESS Tech Inc.	275,878	323
*	Mammoth Energy Services Inc.	70,528	312
*	TPI Composites Inc.	126,586	267
*	PrimeEnergy Resources Corp.	2,366	252
	Ramaco Resources Inc. Class B	15,468	231
*,1	FTC Solar Inc.	192,395	125
	Enviva Inc.	94,261	115
*,1	Verde Clean Fuels Inc.	12,808	35
	Exxon Mobil Corp.	1	—
			551,826
Financials (15.5%)
	Selective Insurance Group Inc.	185,596	18,873
	SouthState Corp.	234,592	17,372
	Essent Group Ltd.	326,110	15,764
	Cadence Bank	561,751	14,072
	Old National Bancorp	903,100	13,447
	United Bankshares Inc.	403,380	13,356
*	American Equity Investment Life Holding Co.	239,561	13,214
	Home BancShares Inc.	587,701	13,035
	FirstCash Holdings Inc.	116,114	13,005
	Radian Group Inc.	484,859	12,466
*	Mr Cooper Group Inc.	201,765	12,211
	Jackson Financial Inc. Class A	255,325	12,187
	Valley National Bancorp	1,330,996	12,112
[1]	Blackstone Mortgage Trust Inc. Class A	530,978	11,777
	Glacier Bancorp Inc.	343,942	11,567
	Hancock Whitney Corp.	267,463	11,033
	Hamilton Lane Inc. Class A	112,578	11,016
	First Financial Bankshares Inc.	401,740	10,546
*	Enstar Group Ltd.	36,771	10,099
	UMB Financial Corp.	136,530	9,784
	Moelis & Co. Class A	205,958	9,773
	CNO Financial Group Inc.	350,842	9,297
	United Community Banks Inc.	356,356	8,784
	Ameris Bancorp	203,959	8,685
*	Genworth Financial Inc. Class A	1,470,798	8,663
	Piper Sandler Cos.	53,493	8,277
	Associated Banc-Corp.	466,518	8,276
	Walker & Dunlop Inc.	98,078	8,241

		Shares	Market Value ($000)
	First BanCorp (XNYS)	546,271	8,194
*	Texas Capital Bancshares Inc.	147,602	8,100
	ServisFirst Bancshares Inc.	157,089	8,037
	Cathay General Bancorp	214,174	7,856
	Independent Bank Corp. (XNGS)	136,280	7,771
	International Bancshares Corp.	165,448	7,424
	CVB Financial Corp.	410,553	7,341
	Community Bank System Inc.	164,191	7,284
	WSFS Financial Corp.	188,734	7,279
	Fulton Financial Corp.	501,439	7,135
	Artisan Partners Asset Management Inc. Class A	189,211	7,124
	Atlantic Union Bankshares Corp.	231,494	7,077
	Bank of Hawaii Corp.	120,986	7,026
[1]	Arbor Realty Trust Inc.	561,370	7,006
*	NMI Holdings Inc. Class A	252,736	6,950
*	Axos Financial Inc.	175,240	6,706
	First Interstate BancSystem Inc. Class A	254,998	6,602
*,1	Riot Platforms Inc.	525,792	6,599
	Pacific Premier Bancorp Inc.	292,608	6,590
	PJT Partners Inc. Class A	73,119	6,585
*	Bancorp Inc.	162,855	6,353
	BankUnited Inc.	229,338	6,327
*,1	Marathon Digital Holdings Inc.	527,358	6,312
	BGC Group Inc. Class A	968,775	6,297
	Simmons First National Corp. Class A	389,385	6,226
	PennyMac Financial Services Inc.	78,627	6,116
	Seacoast Banking Corp. of Florida	259,749	6,037
*,1	Upstart Holdings Inc.	222,183	5,946
	BancFirst Corp.	67,891	5,881
	First Financial Bancorp	290,351	5,868
	Eastern Bankshares Inc.	477,966	5,716
	Towne Bank	216,211	5,678
	First Merchants Corp.	182,266	5,590
	WaFd Inc.	201,969	5,399
	Ready Capital Corp.	494,051	5,049
*	StoneX Group Inc.	82,603	5,049
	NBT Bancorp Inc.	141,229	5,018
	Park National Corp.	44,199	4,906
*	Goosehead Insurance Inc. Class A	66,443	4,869
	OFG Bancorp	143,639	4,821
	Banner Corp.	105,518	4,763
	WesBanco Inc.	177,927	4,736
	Apollo Commercial Real Estate Finance Inc.	437,698	4,718
	Navient Corp.	274,663	4,705
	Cohen & Steers Inc.	80,145	4,688
	Federal Agricultural Mortgage Corp. Class C	28,156	4,669
	Triumph Financial Inc.	68,515	4,650
	Renasant Corp.	170,153	4,635
	City Holding Co.	45,838	4,413
*	Palomar Holdings Inc.	75,231	4,402
	Enterprise Financial Services Corp.	111,820	4,384
	Northwest Bancshares Inc.	392,929	4,377
	Independent Bank Group Inc.	111,594	4,316
	Trustmark Corp.	187,624	4,298
	Bank of NT Butterfield & Son Ltd.	154,423	4,282
	StepStone Group Inc. Class A	166,299	4,261
	Lakeland Financial Corp.	76,548	4,252
	Horace Mann Educators Corp.	126,823	4,243

		Shares	Market Value ($000)
	Hilltop Holdings Inc.	143,796	4,235
	First Commonwealth Financial Corp.	315,689	4,221
	Virtus Investment Partners Inc.	21,374	4,181
	Two Harbors Investment Corp.	299,791	4,155
	Pathward Financial Inc.	82,656	4,099
*	Oscar Health Inc. Class A	476,716	4,052
	Westamerica BanCorp	79,748	4,044
	Heartland Financial USA Inc.	130,374	4,032
*	Customers Bancorp Inc.	88,319	3,981
*	Cannae Holdings Inc.	219,886	3,949
	Compass Diversified Holdings	194,973	3,933
	Ladder Capital Corp.	348,224	3,904
	Stewart Information Services Corp.	82,559	3,901
*	Enova International Inc.	93,730	3,862
	First Bancorp (XNGS)	122,746	3,847
	PennyMac Mortgage Investment Trust	272,558	3,827
	Nelnet Inc. Class A	44,954	3,772
	National Bank Holdings Corp. Class A	113,607	3,750
	Chimera Investment Corp.	716,072	3,731
	Stock Yards Bancorp Inc.	83,743	3,695
	FB Financial Corp.	109,467	3,674
	Stellar Bancorp Inc.	150,272	3,585
	Hope Bancorp Inc.	356,103	3,490
	Live Oak Bancshares Inc.	103,551	3,479
	First Busey Corp.	160,250	3,477
	Provident Financial Services Inc.	225,924	3,439
	Claros Mortgage Trust Inc.	279,990	3,419
	Safety Insurance Group Inc.	44,254	3,404
	MFA Financial Inc. REIT	314,775	3,400
	National Western Life Group Inc. Class A	7,023	3,368
	S&T Bancorp Inc.	119,977	3,358
	Franklin BSP Realty Trust Inc. REIT	256,669	3,357
	TriCo Bancshares	95,836	3,299
*	BRP Group Inc. Class A	185,898	3,251
*	Encore Capital Group Inc.	71,698	3,212
	Employers Holdings Inc.	82,708	3,169
*,1	Trupanion Inc.	121,735	3,131
	Veritex Holdings Inc.	161,460	3,090
	Mercury General Corp.	82,850	3,086
	Peoples Bancorp Inc.	104,274	3,069
*	SiriusPoint Ltd.	281,871	3,010
	Sandy Spring Bancorp Inc.	135,355	2,981
	Nicolet Bankshares Inc.	39,537	2,912
	Origin Bancorp Inc.	90,032	2,860
	Berkshire Hills Bancorp Inc.	136,047	2,847
	AMERISAFE Inc.	58,917	2,837
	WisdomTree Inc.	425,549	2,770
*,1	Lemonade Inc.	155,760	2,752
	PacWest Bancorp	363,275	2,739
	Brightspire Capital Inc.	398,218	2,704
	Victory Capital Holdings Inc. Class A	83,970	2,700
[1]	Ellington Financial Inc.	201,585	2,621
	Brookline Bancorp Inc.	269,898	2,572
	Enact Holdings Inc.	92,591	2,566
	Preferred Bank	41,167	2,537
	QCR Holdings Inc.	50,878	2,528
	Redwood Trust Inc.	352,032	2,503
	OceanFirst Financial Corp.	180,134	2,497

		Shares	Market Value ($000)
	German American Bancorp Inc.	86,530	2,494
[1]	ARMOUR Residential REIT Inc.	141,616	2,492
	Southside Bancshares Inc.	90,677	2,487
	1st Source Corp.	51,406	2,484
	New York Mortgage Trust Inc.	279,981	2,461
	First Bancshares Inc.	94,370	2,421
*	Skyward Specialty Insurance Group Inc.	73,763	2,412
	Patria Investments Ltd. Class A	168,051	2,380
	Lakeland Bancorp Inc.	191,775	2,376
	F&G Annuities & Life Inc.	57,747	2,357
	Bank First Corp.	28,696	2,317
	KKR Real Estate Finance Trust Inc.	181,068	2,274
	Tompkins Financial Corp.	42,754	2,265
	ConnectOne Bancorp Inc.	113,929	2,240
*	PRA Group Inc.	118,864	2,203
	Premier Financial Corp.	108,821	2,173
	Dime Community Bancshares Inc.	107,511	2,161
	Eagle Bancorp Inc.	90,981	2,160
	Capitol Federal Financial Inc.	393,040	2,118
	ProAssurance Corp.	167,003	2,066
	Banco Latinoamericano de Comercio Exterior SA Class E	84,680	2,064
*	LendingClub Corp.	327,352	2,062
*	Ambac Financial Group Inc.	136,390	2,012
*	Open Lending Corp. Class A	305,812	1,954
	Banc of California Inc.	165,912	1,918
	Heritage Financial Corp.	107,131	1,909
	Dynex Capital Inc.	166,513	1,905
	Community Trust Bancorp Inc.	47,731	1,899
	Old Second Bancorp Inc.	133,543	1,882
	First Mid Bancshares Inc.	58,962	1,827
	First Community Bankshares Inc.	54,355	1,775
	Brightsphere Investment Group Inc.	100,417	1,752
*	Assetmark Financial Holdings Inc.	67,809	1,739
	Univest Financial Corp.	89,561	1,692
	HCI Group Inc.	19,872	1,685
	Mercantile Bank Corp.	48,429	1,665
	Amerant Bancorp Inc.	79,801	1,653
	Merchants Bancorp	48,665	1,638
	Hanmi Financial Corp.	93,963	1,564
	Heritage Commerce Corp.	183,115	1,555
*	CrossFirst Bankshares Inc.	137,745	1,545
	TrustCo Bank Corp. NY	57,542	1,544
	Byline Bancorp Inc.	76,593	1,531
	Perella Weinberg Partners	129,704	1,520
*	Columbia Financial Inc.	91,824	1,510
	Business First Bancshares Inc.	74,218	1,501
	Midland States Bancorp Inc.	65,930	1,489
	Camden National Corp.	44,048	1,487
	Brookfield Business Corp. Class A	80,597	1,467
	Horizon Bancorp Inc.	133,485	1,454
	Central Pacific Financial Corp.	82,242	1,445
	Great Southern Bancorp Inc.	27,928	1,419
	HarborOne Bancorp Inc.	128,658	1,419
	Washington Trust Bancorp Inc.	52,335	1,399
*	World Acceptance Corp.	12,497	1,393
	Diamond Hill Investment Group Inc.	8,669	1,392
	Kearny Financial Corp.	175,220	1,384
	Farmers National Banc Corp.	111,918	1,378

		Shares	Market Value ($000)
	Cambridge Bancorp	23,564	1,377
	First Financial Corp.	35,997	1,377
	Tiptree Inc.	73,579	1,371
	P10 Inc. Class A	133,180	1,358
	United Fire Group Inc.	64,499	1,347
	Independent Bank Corp.	61,909	1,338
	Universal Insurance Holdings Inc.	77,544	1,315
	Peapack-Gladstone Financial Corp.	52,316	1,300
*	Coastal Financial Corp.	33,235	1,298
	CNB Financial Corp.	63,671	1,295
	American National Bankshares Inc.	31,454	1,279
*	Metropolitan Bank Holding Corp.	32,418	1,263
	TPG RE Finance Trust Inc.	212,739	1,257
	Republic Bancorp Inc. Class A	26,446	1,242
	Flushing Financial Corp.	86,835	1,227
	Northfield Bancorp Inc.	128,649	1,227
	Bar Harbor Bankshares	45,842	1,191
	Amalgamated Financial Corp.	54,383	1,142
	Southern Missouri Bancorp Inc.	26,476	1,141
	Equity Bancshares Inc. Class A	44,871	1,132
	Arrow Financial Corp.	45,498	1,122
	Metrocity Bankshares Inc.	56,110	1,121
*	Forge Global Holdings Inc.	338,607	1,117
	HomeTrust Bancshares Inc.	47,955	1,107
	Shore Bancshares Inc.	91,926	1,098
	Capital City Bank Group Inc.	40,520	1,083
*	MBIA Inc.	148,784	1,077
[1]	B Riley Financial Inc.	57,337	1,055
	Northeast Bank	20,472	1,050
	SmartFinancial Inc.	48,758	1,042
	James River Group Holdings Ltd.	114,913	1,032
	Invesco Mortgage Capital Inc. REIT	128,876	1,032
	GCM Grosvenor Inc. Class A	127,553	1,029
	Alerus Financial Corp.	56,131	1,026
[1]	Orchid Island Capital Inc.	137,113	1,011
	ACNB Corp.	25,747	1,006
	Esquire Financial Holdings Inc.	21,027	979
	Capstar Financial Holdings Inc.	59,184	972
[1]	NewtekOne Inc.	71,681	970
	South Plains Financial Inc.	37,049	963
[1]	Burke & Herbert Financial Services Corp.	19,743	939
	Bank of Marin Bancorp	48,497	933
	First Foundation Inc.	158,063	929
	Citizens & Northern Corp.	45,784	921
	Peoples Financial Services Corp.	21,632	919
	MidWestOne Financial Group Inc.	43,383	914
*	Carter Bankshares Inc.	72,881	913
	Five Star Bancorp	39,371	900
	West BanCorp Inc.	50,032	886
*	Greenlight Capital Re Ltd. Class A	79,629	882
	Mid Penn Bancorp Inc.	43,708	879
	Granite Point Mortgage Trust Inc.	158,916	874
	First Business Financial Services Inc.	24,197	846
	Northrim BanCorp Inc.	16,857	832
	Financial Institutions Inc.	46,879	814
	Summit Financial Group Inc.	34,609	809
	Home Bancorp Inc.	22,004	802
	Enterprise Bancorp Inc.	29,652	801

		Shares	Market Value ($000)
	Sierra Bancorp	42,711	800
	RBB Bancorp	52,284	799
	Macatawa Bank Corp.	81,331	790
	Chicago Atlantic Real Estate Finance Inc.	51,057	790
	HBT Financial Inc.	41,565	779
	First Bank	63,840	778
	Guaranty Bancshares Inc.	25,943	775
	NexPoint Diversified Real Estate Trust	94,413	761
	Red River Bancshares Inc.	14,971	760
	Farmers & Merchants Bancorp Inc.	38,924	759
	First Bancorp Inc. (XNGS)	30,349	758
	Orrstown Financial Services Inc.	31,652	757
	BayCom Corp.	36,175	756
	Hingham Institution for Savings	4,623	754
	Orange County Bancorp Inc.	15,780	754
	First of Long Island Corp.	65,985	751
	John Marshall Bancorp Inc.	38,016	751
	Civista Bancshares Inc.	47,659	746
	Fidelity D&D Bancorp Inc.	14,207	736
	MVB Financial Corp.	35,151	703
	Waterstone Financial Inc.	57,291	700
*	Southern First Bancshares Inc.	23,841	700
	Northeast Community Bancorp Inc.	41,630	698
	Middlefield Banc Corp.	24,267	688
	Timberland Bancorp Inc.	23,387	681
	Donegal Group Inc. Class A	47,525	676
*	Third Coast Bancshares Inc.	39,813	675
*	Bridgewater Bancshares Inc.	63,813	662
	Citizens Financial Services Inc.	11,605	661
	Norwood Financial Corp.	22,984	637
*	Blue Foundry Bancorp	72,773	633
	Capital Bancorp Inc.	29,788	631
	Primis Financial Corp.	62,910	630
*	eHealth Inc.	83,997	624
	FS Bancorp Inc.	20,491	622
	Unity Bancorp Inc.	21,936	602
	C&F Financial Corp.	10,076	588
	Southern States Bancshares Inc.	23,393	588
	Codorus Valley Bancorp Inc.	28,893	584
*	LendingTree Inc.	32,711	579
	Parke Bancorp Inc.	31,940	577
*,1	Fidelis Insurance Holdings Ltd.	47,209	576
*	Ponce Financial Group Inc.	63,847	570
	Plumas Bancorp	16,869	567
	AFC Gamma Inc.	49,926	567
	Investors Title Co.	3,730	564
*	FVCBankcorp Inc.	49,543	553
	Colony Bankcorp Inc.	51,453	552
	BCB Bancorp Inc.	47,140	546
	Oak Valley Bancorp	20,862	545
	Regional Management Corp.	24,546	543
	Greene County Bancorp Inc.	21,518	540
	Central Valley Community Bancorp	31,237	538
	ChoiceOne Financial Services Inc.	21,273	532
	Princeton Bancorp Inc.	15,861	523
*	Ocwen Financial Corp.	20,090	519
	PCB Bancorp	33,093	513
	Chemung Financial Corp.	11,047	510

		Shares	Market Value ($000)
	Virginia National Bankshares Corp.	14,372	506
*,1	AlTi Global Inc.	65,777	498
*	American Coastal Insurance Corp. Class C	59,428	491
*	Maiden Holdings Ltd.	274,554	491
	Crawford & Co. Class A	43,862	490
	Bankwell Financial Group Inc.	18,085	488
	Ames National Corp.	26,087	482
	LCNB Corp.	33,003	481
	National Bankshares Inc.	17,620	476
	MainStreet Bancshares Inc.	21,978	458
	Silvercrest Asset Management Group Inc. Class A	29,002	452
	Evans Bancorp Inc.	16,416	449
	ESSA Bancorp Inc.	26,312	439
	Penns Woods Bancorp Inc.	21,268	434
*	First Western Financial Inc.	25,185	418
	Nexpoint Real Estate Finance Inc.	24,747	405
*	Velocity Financial Inc.	26,595	395
	First Community Corp.	22,341	394
[1]	Angel Oak Mortgage REIT Inc.	37,127	384
	HomeStreet Inc.	55,878	377
*	Sterling Bancorp Inc.	66,114	370
*	USCB Financial Holdings Inc.	31,674	367
*	NI Holdings Inc.	25,107	334
	MarketWise Inc.	101,159	323
*,1	Bakkt Holdings Inc.	210,714	316
*	Security National Financial Corp. Class A	37,770	301
*	Pioneer Bancorp Inc.	36,008	298
*	Luther Burbank Corp.	33,323	286
*	Hippo Holdings Inc.	31,568	270
	Bank7 Corp.	11,297	269
*	Consumer Portfolio Services Inc.	25,709	244
*	Kingsway Financial Services Inc.	32,084	235
*,1	SWK Holdings Corp.	11,541	188
*	GoHealth Inc. Class A	11,816	152
*	Finance of America Cos. Inc. Class A	161,630	148
	Blue Ridge Bankshares Inc.	54,106	146
*	OppFi Inc.	31,798	113
	Value Line Inc.	2,400	101
			1,083,082
Health Care (14.2%)
*	ImmunoGen Inc.	738,471	21,674
	Ensign Group Inc.	168,057	17,994
*	Intra-Cellular Therapies Inc.	288,676	17,716
*	HealthEquity Inc.	259,114	17,366
*	Option Care Health Inc.	524,326	15,599
*	Halozyme Therapeutics Inc.	400,085	15,447
*	Lantheus Holdings Inc.	209,695	15,018
*	Vaxcyte Inc.	288,996	14,961
*	Blueprint Medicines Corp.	187,390	13,050
*	Merit Medical Systems Inc.	175,183	12,536
*	Haemonetics Corp.	154,506	12,495
*	Alkermes plc	511,115	12,338
*	Neogen Corp.	671,466	11,395
*	Insmed Inc.	406,227	10,164
	CONMED Corp.	94,466	10,133
*	Bridgebio Pharma Inc.	352,844	10,130
*	REVOLUTION Medicines Inc.	421,798	9,841
*	Inari Medical Inc.	164,865	9,841

		Shares	Market Value ($000)
*	Cytokinetics Inc.	287,099	9,612
*	Amicus Therapeutics Inc.	864,167	9,523
*	Evolent Health Inc. Class A	339,547	9,439
*	Glaukos Corp.	144,417	9,227
*	Integer Holdings Corp.	102,304	8,923
*	Prestige Consumer Healthcare Inc.	153,509	8,804
*	Guardant Health Inc.	348,112	8,762
*	Madrigal Pharmaceuticals Inc.	41,961	8,531
*	Axonics Inc.	151,163	8,464
*	Progyny Inc.	242,084	8,318
*	ACADIA Pharmaceuticals Inc.	373,305	8,317
*	iRhythm Technologies Inc.	94,579	8,066
*	Intellia Therapeutics Inc.	271,922	8,057
*	LivaNova plc	167,229	7,500
*	TransMedics Group Inc.	97,772	7,399
*	Axsome Therapeutics Inc.	108,427	7,313
	Select Medical Holdings Corp.	320,373	7,240
*	NeoGenomics Inc.	392,560	7,133
*	Privia Health Group Inc.	341,110	7,047
*	Krystal Biotech Inc.	66,588	6,940
*	Surgery Partners Inc.	208,097	6,815
*	Denali Therapeutics Inc.	364,068	6,743
	Patterson Cos. Inc.	264,724	6,727
*	Arrowhead Pharmaceuticals Inc.	311,757	6,609
*	Amphastar Pharmaceuticals Inc.	117,073	6,594
*	Pacific Biosciences of California Inc.	776,776	6,587
*	Immunovant Inc.	166,426	6,512
*	Crinetics Pharmaceuticals Inc.	199,119	6,330
*	Corcept Therapeutics Inc.	247,168	6,295
*	Arcellx Inc.	116,948	6,143
*	RadNet Inc.	183,432	6,095
*	Beam Therapeutics Inc.	215,011	6,038
*	Biohaven Ltd.	179,571	5,983
*	Cymabay Therapeutics Inc.	302,222	5,781
*	Veracyte Inc.	224,314	5,742
*	Inmode Ltd.	238,660	5,668
*	CorVel Corp.	26,861	5,610
*	Dynavax Technologies Corp.	399,184	5,469
*	SpringWorks Therapeutics Inc.	179,651	5,460
*	TG Therapeutics Inc.	422,765	5,416
*	Rhythm Pharmaceuticals Inc.	158,338	5,293
*	Ideaya Biosciences Inc.	167,330	5,263
*	Vericel Corp.	146,732	5,215
*	AtriCure Inc.	143,540	5,093
*	PTC Therapeutics Inc.	218,344	5,026
*	Cerevel Therapeutics Holdings Inc.	190,724	4,945
*	Nuvalent Inc. Class A	73,877	4,829
*	Myriad Genetics Inc.	248,956	4,753
*	STAAR Surgical Co.	149,609	4,692
*	Omnicell Inc.	138,527	4,621
*	Owens & Minor Inc.	228,931	4,551
*	Catalyst Pharmaceuticals Inc.	309,396	4,465
*	Apollo Medical Holdings Inc.	132,009	4,387
*	Celldex Therapeutics Inc.	143,220	4,327
*	Iovance Biotherapeutics Inc.	707,014	4,292
*	Ironwood Pharmaceuticals Inc.	428,244	4,240
*	Twist Bioscience Corp.	175,575	4,223
*	Addus HomeCare Corp.	48,250	4,207

		Shares	Market Value ($000)
*	Prothena Corp. plc	127,756	4,162
*	Supernus Pharmaceuticals Inc.	151,598	4,131
*	PROCEPT BioRobotics Corp.	111,309	4,126
*	Rocket Pharmaceuticals Inc.	172,886	4,033
	US Physical Therapy Inc.	45,075	3,833
*	Pacira BioSciences Inc.	140,388	3,830
*	Agios Pharmaceuticals Inc.	171,488	3,812
*	Point Biopharma Global Inc.	278,619	3,789
*	UFP Technologies Inc.	21,867	3,640
*	Viking Therapeutics Inc.	296,276	3,620
*,1	Aurinia Pharmaceuticals Inc.	417,440	3,607
*	BioCryst Pharmaceuticals Inc.	585,067	3,440
*	Syndax Pharmaceuticals Inc.	203,230	3,383
*	Hims & Hers Health Inc.	376,618	3,348
*	Arvinas Inc.	151,588	3,330
*	Xencor Inc.	178,892	3,281
	Embecta Corp.	178,497	3,274
	LeMaitre Vascular Inc.	60,842	3,206
*	Protagonist Therapeutics Inc.	176,046	3,206
*	Sage Therapeutics Inc.	163,092	3,193
*	Avanos Medical Inc.	142,534	3,072
*	Brookdale Senior Living Inc.	574,788	3,046
*	Ligand Pharmaceuticals Inc.	51,187	2,985
*	Geron Corp. (XNGS)	1,536,783	2,966
*	Ardelyx Inc.	656,527	2,961
*	Harmony Biosciences Holdings Inc.	101,671	2,955
	National HealthCare Corp.	38,517	2,949
*	Alphatec Holdings Inc.	247,449	2,937
*	Recursion Pharmaceuticals Inc. Class A	421,564	2,888
*	MannKind Corp.	791,814	2,866
*	MiMedx Group Inc.	356,050	2,767
*	Collegium Pharmaceutical Inc.	107,041	2,743
*	Warby Parker Inc. Class A	261,962	2,727
*	Editas Medicine Inc.	252,659	2,660
*	Akero Therapeutics Inc.	158,545	2,654
*	Quanterix Corp.	108,620	2,604
*	Cytek Biosciences Inc.	373,420	2,592
*,1	Cassava Sciences Inc.	122,829	2,559
*	Innoviva Inc.	183,014	2,535
*	Morphic Holding Inc.	106,501	2,524
*	RxSight Inc.	83,287	2,512
*	AdaptHealth Corp.	295,739	2,508
*	Vir Biotechnology Inc.	259,736	2,465
*	Phreesia Inc.	159,521	2,458
*	Arcus Biosciences Inc.	163,074	2,456
*	REGENXBIO Inc.	125,776	2,455
*	Mirum Pharmaceuticals Inc.	76,033	2,438
*	Kymera Therapeutics Inc.	116,894	2,427
*	Pliant Therapeutics Inc.	174,546	2,424
*	ADMA Biologics Inc.	646,673	2,393
*	Varex Imaging Corp.	119,850	2,259
*	LifeStance Health Group Inc.	325,568	2,237
*	Healthcare Services Group Inc.	229,922	2,233
*	Day One Biopharmaceuticals Inc.	192,351	2,227
*	ANI Pharmaceuticals Inc.	44,585	2,221
*	Amylyx Pharmaceuticals Inc.	156,072	2,210
*	Inhibrx Inc.	105,678	2,195
*	Relay Therapeutics Inc.	277,322	2,194

		Shares	Market Value ($000)
*	Viridian Therapeutics Inc.	129,663	2,171
*	Pediatrix Medical Group Inc.	258,830	2,169
*	Artivion Inc.	121,240	2,151
*	Kura Oncology Inc.	216,959	2,098
*	Keros Therapeutics Inc.	69,131	2,097
*	Deciphera Pharmaceuticals Inc.	162,237	2,046
*	SI-BONE Inc.	107,021	2,029
*	Zentalis Pharmaceuticals Inc.	179,614	2,021
*	Alignment Healthcare Inc.	262,424	1,968
*	Cogent Biosciences Inc.	249,600	1,914
*	Nevro Corp.	109,165	1,891
	HealthStream Inc.	75,097	1,877
	National Research Corp.	44,211	1,832
*,1	Theravance Biopharma Inc.	174,131	1,825
*	Accolade Inc.	208,714	1,822
*	OPKO Health Inc.	1,241,800	1,813
*	Verve Therapeutics Inc.	155,974	1,759
*	Revance Therapeutics Inc.	257,528	1,743
*	Fulgent Genetics Inc.	62,941	1,736
*	Arcturus Therapeutics Holdings Inc.	71,874	1,721
*	Avidity Biosciences Inc.	218,382	1,706
*	Cabaletta Bio Inc.	105,823	1,698
*	Scholar Rock Holding Corp.	133,851	1,685
*	Enhabit Inc.	155,342	1,656
*	OraSure Technologies Inc.	222,132	1,626
*	Amneal Pharmaceuticals Inc.	376,892	1,624
*	Anavex Life Sciences Corp.	219,959	1,586
*	Kiniksa Pharmaceuticals Ltd. Class A	96,990	1,568
*	CareDx Inc.	161,043	1,564
*	Multiplan Corp.	1,202,777	1,564
*	MacroGenics Inc.	187,366	1,538
*	4D Molecular Therapeutics Inc.	120,704	1,535
*	Adaptive Biotechnologies Corp.	349,661	1,532
*	Castle Biosciences Inc.	76,418	1,528
*	89bio Inc.	190,001	1,528
*	OrthoPediatrics Corp.	49,101	1,514
*	Alpine Immune Sciences Inc.	97,432	1,510
*	Disc Medicine Inc.	27,237	1,503
*	Paragon 28 Inc.	135,611	1,498
*	ModivCare Inc.	39,404	1,488
*,1	Novavax Inc.	268,049	1,474
*	PetIQ Inc.	84,559	1,473
*	Zymeworks Inc.	163,664	1,452
*	Dyne Therapeutics Inc.	130,735	1,449
*	Replimune Group Inc.	127,736	1,428
*	Travere Therapeutics Inc.	226,502	1,422
*	Vera Therapeutics Inc.	104,540	1,417
*	Surmodics Inc.	42,613	1,399
*	Caribou Biosciences Inc.	230,584	1,354
*	DocGo Inc.	239,712	1,354
*	Rapt Therapeutics Inc.	91,312	1,326
*	BioLife Solutions Inc.	106,777	1,321
	Atrion Corp.	4,254	1,312
*	SomaLogic Inc.	464,944	1,311
*,1	ImmunityBio Inc.	351,393	1,293
*	MaxCyte Inc.	269,676	1,281
*	OmniAb Inc.	288,368	1,266
*	Bluebird Bio Inc.	328,816	1,256

		Shares	Market Value ($000)
*	Health Catalyst Inc.	172,571	1,239
*	Pulmonx Corp.	112,946	1,231
*	Treace Medical Concepts Inc.	139,697	1,224
*	Pennant Group Inc.	88,198	1,210
*	Evolus Inc.	127,023	1,203
*	Orthofix Medical Inc.	108,705	1,201
*	Tarsus Pharmaceuticals Inc.	72,547	1,199
*	Apogee Therapeutics Inc.	60,380	1,178
*	Sana Biotechnology Inc.	288,068	1,170
*	Olema Pharmaceuticals Inc.	82,584	1,152
*	Silk Road Medical Inc.	119,178	1,112
*	Savara Inc.	279,996	1,078
*	Alector Inc.	194,315	1,053
*	Marinus Pharmaceuticals Inc.	155,651	1,048
*	Liquidia Corp.	146,263	1,047
*	Tango Therapeutics Inc.	137,349	1,044
*	Community Health Systems Inc.	385,515	991
	iRadimed Corp.	22,557	991
*,1	Nano-X Imaging Ltd.	147,883	991
*	Anika Therapeutics Inc.	45,206	990
*	Avid Bioservices Inc.	191,742	976
*	American Well Corp. Class A	759,811	965
*	WaVe Life Sciences Ltd.	181,606	964
*	Tactile Systems Technology Inc.	71,827	957
*	ORIC Pharmaceuticals Inc.	120,338	951
*	Biomea Fusion Inc.	61,816	932
*	Lyell Immunopharma Inc.	532,168	921
*	Nurix Therapeutics Inc.	146,630	912
*	Taro Pharmaceutical Industries Ltd.	25,097	903
	Utah Medical Products Inc.	10,679	900
*	HilleVax Inc.	65,658	900
*	Sharecare Inc.	947,953	889
*	Cerus Corp.	549,740	885
*,1	Prime Medicine Inc.	121,741	884
*	Icosavax Inc.	84,936	860
*,1	Entrada Therapeutics Inc.	65,573	850
*	Harrow Inc.	90,452	835
	Agenus Inc.	1,067,674	830
*	Avita Medical Inc.	77,674	828
*	Axogen Inc.	125,743	824
*	Viemed Healthcare Inc.	105,510	820
*,1	Enliven Therapeutics Inc.	71,999	811
*	AnaptysBio Inc.	57,255	810
*	Outset Medical Inc.	153,817	806
*	Edgewise Therapeutics Inc.	131,621	800
*	Celcuity Inc.	54,101	794
*,1	UroGen Pharma Ltd.	60,033	792
*	Arbutus Biopharma Corp.	382,654	784
	SIGA Technologies Inc.	142,462	774
*	Xeris Biopharma Holdings Inc.	411,638	766
*	AngioDynamics Inc.	116,063	758
*	Zimvie Inc.	80,106	757
*	Accuray Inc.	287,501	750
*	Agiliti Inc.	91,189	735
*,1	Summit Therapeutics Inc. (XNMS)	358,013	727
*	iTeos Therapeutics Inc.	77,158	722
*	Voyager Therapeutics Inc.	98,006	712
*	Atea Pharmaceuticals Inc.	237,457	710

		Shares	Market Value ($000)
*	Y-mAbs Therapeutics Inc.	114,038	708
*	CVRx Inc.	34,555	707
*	23andMe Holding Co. Class A	819,103	705
*	Acelyrin Inc.	102,642	690
*	Aura Biosciences Inc.	84,830	680
*,1	Genelux Corp.	56,428	671
*	Phathom Pharmaceuticals Inc.	94,130	658
*	Fate Therapeutics Inc.	262,868	655
*	Vanda Pharmaceuticals Inc.	175,283	652
*	KalVista Pharmaceuticals Inc.	76,849	649
*	Coherus Biosciences Inc.	303,859	647
*	Rigel Pharmaceuticals Inc.	534,003	609
*	Cullinan Oncology Inc.	74,279	608
	Phibro Animal Health Corp. Class A	62,994	604
*	Allogene Therapeutics Inc.	255,924	601
*	Semler Scientific Inc.	15,578	600
*	Ocular Therapeutix Inc.	241,714	599
*	Terns Pharmaceuticals Inc.	133,979	596
*,1	Quipt Home Medical Corp.	125,427	589
*	Enanta Pharmaceuticals Inc.	61,901	578
*	InfuSystem Holdings Inc.	56,579	567
*	Zynex Inc.	61,506	563
*	Nuvation Bio Inc.	452,890	562
*	Poseida Therapeutics Inc.	209,397	559
*	Organogenesis Holdings Inc.	218,887	558
*	Ovid therapeutics Inc.	185,472	552
*	908 Devices Inc.	68,657	547
*	Aerovate Therapeutics Inc.	34,200	537
*	MeiraGTx Holdings plc	101,799	531
*	Mersana Therapeutics Inc.	321,470	530
*,1	ALX Oncology Holdings Inc.	67,186	527
*	Harvard Bioscience Inc.	122,495	522
*	CorMedix Inc.	159,400	518
*,1	EyePoint Pharmaceuticals Inc.	81,102	507
*,1	Tyra Biosciences Inc.	42,943	503
*,1	Quantum-Si Inc.	311,389	501
*	Third Harmonic Bio Inc.	58,935	501
*	Zevra Therapeutics Inc.	104,766	499
*	OptimizeRx Corp.	51,885	493
*	Humacyte Inc.	186,177	493
*	Selecta Biosciences Inc.	364,235	492
*	scPharmaceuticals Inc.	90,252	491
*,1	Fennec Pharmaceuticals Inc.	56,746	488
*	Sutro Biopharma Inc.	183,967	480
*	Codexis Inc.	201,554	476
*,1	Precigen Inc.	423,425	474
*,1	Janux Therapeutics Inc.	54,251	474
*	Altimmune Inc.	149,438	472
*	Compass Therapeutics Inc.	286,040	472
*	Computer Programs and Systems Inc.	43,951	462
*,1	PDS Biotechnology Corp.	87,217	459
*	Immuneering Corp. Class A	68,297	448
*	Allakos Inc.	201,069	446
*,1	Pulse Biosciences Inc.	48,915	442
*	Nautilus Biotechnology Inc.	156,288	430
*	Erasca Inc.	251,345	427
*	Aveanna Healthcare Holdings Inc.	155,937	426
*	Merrimack Pharmaceuticals Inc.	32,862	415

		Shares	Market Value ($000)
*,1	Invitae Corp.	809,153	411
*	Inogen Inc.	70,502	410
*,1	Omeros Corp.	184,171	403
*	Butterfly Network Inc.	421,844	402
*,1	Heron Therapeutics Inc.	324,687	399
*	ClearPoint Neuro Inc.	69,237	399
*	Inozyme Pharma Inc.	102,408	394
*	Aldeyra Therapeutics Inc.	140,774	390
*	Lineage Cell Therapeutics Inc.	390,269	383
*	Joint Corp.	42,937	377
*	Actinium Pharmaceuticals Inc.	81,733	374
*	Sanara Medtech Inc.	11,474	372
*	Astria Therapeutics Inc.	77,140	359
*	ARS Pharmaceuticals Inc.	73,243	354
*	Gritstone bio Inc.	265,461	345
*	Annexon Inc.	137,969	344
*	Innovage Holding Corp.	57,196	336
*	XOMA Corp.	22,182	329
*	Emergent BioSolutions Inc.	152,913	327
*	Stoke Therapeutics Inc.	83,431	316
*	Ventyx Biosciences Inc.	143,468	310
*,1	Protalix BioTherapeutics Inc.	203,215	307
*	Seres Therapeutics Inc.	293,876	306
*	Akoya Biosciences Inc.	68,437	300
*,1	Lexicon Pharmaceuticals Inc.	280,142	297
*,1	Allovir Inc.	155,522	292
*	X4 Pharmaceuticals Inc.	372,378	290
*,1	Citius Pharmaceuticals Inc.	371,678	287
*	Arcutis Biotherapeutics Inc.	155,282	286
*	Monte Rosa Therapeutics Inc.	92,122	286
*	Seer Inc.	177,289	285
*	Assertio Holdings Inc.	275,715	281
*	Mineralys Therapeutics Inc.	42,157	281
*	2seventy bio Inc.	151,899	278
*,1	Orchestra BioMed Holdings Inc.	44,496	277
*	Optinose Inc.	220,463	276
*	PMV Pharmaceuticals Inc.	117,200	268
*	Larimar Therapeutics Inc.	77,460	266
*	Karyopharm Therapeutics Inc.	341,860	263
*	Cue Biopharma Inc.	104,573	261
*	Tela Bio Inc.	50,014	261
*	Foghorn Therapeutics Inc.	61,402	261
*	Tenaya Therapeutics Inc.	138,959	261
*	Aadi Bioscience Inc.	49,664	261
*	Reneo Pharmaceuticals Inc.	39,669	251
*	IGM Biosciences Inc.	36,092	243
*	Nkarta Inc.	91,390	241
*	KORU Medical Systems Inc.	105,777	239
*,1	Bioxcel Therapeutics Inc.	62,606	238
*	Design Therapeutics Inc.	99,061	238
*	Kodiak Sciences Inc.	98,144	237
*	BioAtla Inc.	133,702	237
*	Verrica Pharmaceuticals Inc.	63,233	233
*	Theseus Pharmaceuticals Inc.	61,164	233
*,1	ProKidney Corp.	137,156	230
*,1	Outlook Therapeutics Inc.	469,036	225
*	Sight Sciences Inc.	65,273	223
*	Vor BioPharma Inc.	113,963	211

		Shares	Market Value ($000)
*	Biote Corp. Class A	42,294	211
*	Scilex Holding Co. (XNCM)	165,557	207
*	Atara Biotherapeutics Inc.	300,011	198
*	Nuvectis Pharma Inc.	22,864	194
[1]	Carisma Therapeutics Inc.	80,565	193
*	Graphite Bio Inc.	84,647	192
*	Sangamo Therapeutics Inc.	437,502	188
*	Aclaris Therapeutics Inc.	213,465	187
*,1	AirSculpt Technologies Inc.	36,927	186
*	Mural Oncology plc	50,931	184
*	Eagle Pharmaceuticals Inc.	31,202	183
*	Kezar Life Sciences Inc.	215,810	181
*	Longboard Pharmaceuticals Inc.	46,963	177
*	Rallybio Corp.	92,355	176
*,1	Zura Bio Ltd.	36,251	176
*	Omega Therapeutics Inc.	73,603	169
*	Generation Bio Co.	136,916	155
*	CareMax Inc.	227,280	155
*	Vigil Neuroscience Inc.	48,683	155
*	FibroGen Inc.	274,861	152
*	PepGen Inc.	30,389	149
*	Prelude Therapeutics Inc.	44,047	146
*	P3 Health Partners Inc.	120,411	144
*	Trevi Therapeutics Inc.	125,856	142
*	Cara Therapeutics Inc.	141,809	137
*	Eyenovia Inc.	94,044	134
*,1	Beyond Air Inc.	83,063	131
*	Ikena Oncology Inc.	76,134	110
*,1	Vaxxinity Inc. Class A	128,935	109
*	Adicet Bio Inc.	91,817	108
*	Cargo Therapeutics Inc.	7,228	108
*	Acrivon Therapeutics Inc.	25,931	105
*	NGM Biopharmaceuticals Inc.	133,644	100
*	Century Therapeutics Inc.	70,882	97
*,1	Cutera Inc.	55,922	95
*,1	NanoString Technologies Inc.	142,988	71
*	RayzeBio Inc.	2,794	67
*	Sagimet Biosciences Inc. Class A	16,433	63
*	Vicarious Surgical Inc.	211,892	58
*,1	Cano Health Inc.	7,725	57
*	Rain Oncology Inc.	51,434	54
*	Bright Green Corp.	184,193	51
*	Turnstone Biologics Corp.	19,575	43
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,1	Ocean Biomedical Inc.	26,284	21
*	Neumora Therapeutics Inc.	1,532	19
*,1	BioVie Inc.	10,175	18
*,2	PDL BioPharma Inc.	712	1
*,2	Synergy Pharmaceuticals LLC	224,815	—
*,2	Achillion Pharmaceuticals Inc. CVR	1,085	—
*,2	Flexion Therape CVR	111	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
			993,845
Industrials (18.6%)
	Simpson Manufacturing Co. Inc.	132,301	22,090
	Comfort Systems USA Inc.	109,089	21,117
*	API Group Corp.	644,534	19,562

		Shares	Market Value ($000)
	Applied Industrial Technologies Inc.	118,929	19,037
*	ATI Inc.	397,571	17,473
*	Chart Industries Inc.	132,556	17,236
*	Fluor Corp.	439,639	16,719
	Watts Water Technologies Inc. Class A	84,280	16,225
	Maximus Inc.	187,500	15,654
*	Atkore Inc.	119,138	15,476
*	ExlService Holdings Inc.	498,533	14,143
*	StoneCo. Ltd. Class A	897,312	13,998
*	TriNet Group Inc.	116,067	13,456
	Zurn Elkay Water Solutions Corp.	456,015	13,425
	Badger Meter Inc.	90,698	13,366
*	Beacon Roofing Supply Inc.	166,250	13,360
*	ASGN Inc.	148,645	13,265
	AAON Inc.	208,807	13,071
	Insperity Inc.	112,351	12,780
	Federal Signal Corp.	184,684	12,732
*	Summit Materials Inc. Class A	366,202	12,704
	Franklin Electric Co. Inc.	142,320	12,666
	FTAI Aviation Ltd.	306,788	12,643
	HB Fuller Co.	166,771	12,621
	Moog Inc. Class A	87,484	12,249
	Exponent Inc.	156,163	12,018
	GATX Corp.	109,465	11,932
*	SPX Technologies Inc.	136,069	11,608
	EnerSys	127,172	11,252
	Brink's Co.	142,263	11,225
*	AeroVironment Inc.	80,202	11,037
	Installed Building Products Inc.	73,040	10,993
*	Knife River Corp.	183,285	10,938
	Herc Holdings Inc.	87,160	10,778
	Matson Inc.	109,815	10,517
	Terex Corp.	207,130	10,253
	John Bean Technologies Corp.	98,177	10,142
	Otter Tail Corp.	127,280	9,713
*	Marqeta Inc. Class A	1,510,910	9,594
*	Itron Inc.	140,395	9,460
*	Alight Inc. Class A	1,227,533	9,391
	Kadant Inc.	36,011	9,385
*	Dycom Industries Inc.	88,356	9,178
	Encore Wire Corp.	49,376	9,100
*	ACI Worldwide Inc.	334,411	8,942
	ArcBest Corp.	74,361	8,863
	Belden Inc.	131,040	8,706
*	Remitly Global Inc.	402,874	8,678
*	Verra Mobility Corp.	430,255	8,640
*	Bloom Energy Corp. Class A	594,035	8,578
*	CBIZ Inc.	147,767	8,554
*	GMS Inc.	126,388	8,549
	CSW Industrials Inc.	47,486	8,421
	ABM Industries Inc.	204,154	8,368
	Scorpio Tankers Inc.	152,257	8,357
	Korn Ferry	160,823	8,321
*	AMN Healthcare Services Inc.	122,593	8,312
	EnPro Industries Inc.	64,616	8,299
	ESCO Technologies Inc.	78,930	8,286
	Albany International Corp. Class A	96,425	8,275
	Hillenbrand Inc.	212,981	8,251

		Shares	Market Value ($000)
	ICF International Inc.	57,732	8,080
	UniFirst Corp.	46,242	7,981
	Werner Enterprises Inc.	195,106	7,806
*	Modine Manufacturing Co.	158,639	7,805
	McGrath RentCorp.	76,105	7,739
*	RXO Inc.	358,241	7,509
	EVERTEC Inc.	201,379	7,445
*	Resideo Technologies Inc.	451,481	7,418
*	AAR Corp.	106,310	7,367
*	Kratos Defense & Security Solutions Inc.	386,150	7,356
*	Hub Group Inc. Class A	96,924	7,323
*	O-I Glass Inc.	478,640	7,065
*	Flywire Corp.	296,122	6,900
	Textainer Group Holdings Ltd.	129,177	6,359
	Mueller Water Products Inc. Class A	478,334	6,357
*	Gibraltar Industries Inc.	94,137	6,325
*	MYR Group Inc.	50,631	6,300
	Griffon Corp.	135,177	6,290
	Trinity Industries Inc.	250,404	6,250
	Granite Construction Inc.	135,916	6,245
*	PagSeguro Digital Ltd. Class A	612,223	6,171
*	Huron Consulting Group Inc.	58,702	6,115
*	Masonite International Corp.	68,467	6,083
*	OSI Systems Inc.	48,871	6,025
*	Sterling Infrastructure Inc.	92,255	5,859
	Kennametal Inc.	248,593	5,795
	International Seaways Inc.	125,232	5,716
	Alamo Group Inc.	31,099	5,713
*	PGT Innovations Inc.	174,818	5,627
*	Mirion Technologies Inc.	617,757	5,517
	Patrick Industries Inc.	65,848	5,402
*	Masterbrand Inc.	399,776	5,365
*	Construction Partners Inc. Class A	123,848	5,197
	Greif Inc. Class A	74,195	5,186
	Forward Air Corp.	80,686	5,126
*,1	Joby Aviation Inc.	859,293	5,121
*	CoreCivic Inc.	350,424	5,071
	Primoris Services Corp.	163,610	4,967
*	AvidXchange Holdings Inc.	460,467	4,913
	Tennant Co.	57,039	4,884
	Standex International Corp.	36,360	4,866
	Enerpac Tool Group Corp.	173,792	4,745
*,1	Enovix Corp.	422,117	4,673
*	Donnelley Financial Solutions Inc.	76,206	4,498
*	Hillman Solutions Corp.	602,330	4,409
	H&E Equipment Services Inc.	99,172	4,394
	Bread Financial Holdings Inc.	155,569	4,371
*	Payoneer Global Inc.	815,830	4,226
	DHT Holdings Inc.	423,461	4,218
	Dorian LPG Ltd.	98,936	4,191
*	JELD-WEN Holding Inc.	262,056	4,188
	Kforce Inc.	59,735	4,164
*	NV5 Global Inc.	42,393	4,124
	Lindsay Corp.	34,134	4,073
	SFL Corp. Ltd.	354,642	4,029
	Barnes Group Inc.	151,051	3,985
*	Leonardo DRS Inc.	212,020	3,908
	Helios Technologies Inc.	101,041	3,878

		Shares	Market Value ($000)
*	Cimpress plc	54,918	3,871
*	Rocket Lab USA Inc.	860,464	3,769
	AZZ Inc.	76,584	3,766
*	Legalzoom.com Inc.	320,927	3,700
	Teekay Tankers Ltd. Class A	73,741	3,664
*	American Woodmark Corp.	50,400	3,649
	Golden Ocean Group Ltd.	378,691	3,579
	Greenbrier Cos. Inc.	94,176	3,551
	Marten Transport Ltd.	178,242	3,360
	TriMas Corp.	127,605	3,271
*	Energy Recovery Inc.	171,259	3,264
	Wabash National Corp.	145,867	3,197
	Quanex Building Products Corp.	101,738	3,133
*	Thermon Group Holdings Inc.	103,247	3,113
*	SP Plus Corp.	60,347	3,087
	Apogee Enterprises Inc.	68,039	3,069
	Columbus McKinnon Corp.	86,655	3,026
	Napco Security Technologies Inc.	97,441	2,982
*	Proto Labs Inc.	81,420	2,947
*	ZipRecruiter Inc. Class A	211,545	2,837
*,1	Archer Aviation Inc. Class A	471,103	2,817
*	Janus International Group Inc.	261,728	2,761
*	Air Transport Services Group Inc.	173,268	2,757
*	Montrose Environmental Group Inc.	86,232	2,696
	Flex LNG Ltd.	91,747	2,662
	First Advantage Corp.	168,720	2,617
*	Vicor Corp.	68,372	2,500
	Nordic American Tankers Ltd.	631,937	2,452
	Deluxe Corp.	133,696	2,445
	VSE Corp.	39,528	2,389
*	BlueLinx Holdings Inc.	26,914	2,364
	Powell Industries Inc.	28,272	2,351
	Barrett Business Services Inc.	20,633	2,269
*	Aurora Innovation Inc.	1,022,267	2,239
*	Transcat Inc.	22,756	2,230
*	Triumph Group Inc.	198,798	2,225
	Gorman-Rupp Co.	70,360	2,222
	Pitney Bowes Inc.	539,940	2,181
	Astec Industries Inc.	69,849	2,172
*	Cross Country Healthcare Inc.	106,297	2,155
*	Titan International Inc.	161,734	2,114
*	International Money Express Inc.	101,282	2,112
	Kelly Services Inc. Class A	98,208	2,042
*	Ducommun Inc.	40,187	2,025
	Genco Shipping & Trading Ltd.	129,763	2,014
	CRA International Inc.	20,927	1,983
	Myers Industries Inc.	112,443	1,981
	Insteel Industries Inc.	57,826	1,967
	Heartland Express Inc.	144,102	1,934
	Cadre Holdings Inc.	59,943	1,930
	Douglas Dynamics Inc.	69,492	1,899
*	Repay Holdings Corp.	250,463	1,878
*,1	Nikola Corp.	1,924,520	1,871
	Argan Inc.	39,118	1,824
*	IES Holdings Inc.	25,330	1,772
*	CECO Environmental Corp.	91,782	1,767
	Kaman Corp.	87,102	1,766
	Cass Information Systems Inc.	42,289	1,749

		Shares	Market Value ($000)
*	CryoPort Inc.	124,379	1,744
*,1	Virgin Galactic Holdings Inc.	778,783	1,737
	Ardmore Shipping Corp.	126,769	1,724
*	Hudson Technologies Inc.	135,483	1,673
	Ennis Inc.	78,554	1,668
	Heidrick & Struggles International Inc.	61,325	1,667
*	Aspen Aerogels Inc.	157,168	1,647
*	Conduent Inc.	531,644	1,616
	Hyster-Yale Materials Handling Inc.	33,344	1,589
	REV Group Inc.	98,019	1,548
*	Manitowoc Co. Inc.	107,701	1,543
	Costamare Inc.	149,950	1,516
*	V2X Inc.	35,516	1,506
*	Titan Machinery Inc.	63,369	1,449
*,1	PureCycle Technologies Inc.	356,729	1,441
*	Teekay Corp.	206,255	1,423
	Pactiv Evergreen Inc.	123,714	1,415
*	Franklin Covey Co.	35,865	1,394
*	Evolv Technologies Holdings Inc.	347,595	1,390
*	I3 Verticals Inc. Class A	68,914	1,387
	Resources Connection Inc.	100,447	1,366
*	Great Lakes Dredge & Dock Corp.	202,834	1,363
	Miller Industries Inc.	34,107	1,355
	Mesa Laboratories Inc.	15,863	1,354
	United States Lime & Minerals Inc.	6,355	1,347
*	TrueBlue Inc.	94,260	1,314
[1]	Eagle Bulk Shipping Inc.	28,510	1,296
*	DXP Enterprises Inc.	43,484	1,273
*	Cantaloupe Inc.	175,463	1,241
*	Sterling Check Corp.	97,023	1,228
*	Astronics Corp.	79,741	1,184
	Shyft Group Inc.	106,710	1,181
	National Presto Industries Inc.	15,783	1,179
*	Vishay Precision Group Inc.	38,015	1,159
	Greif Inc. Class B	16,542	1,152
*	Green Dot Corp. Class A	142,941	1,146
	TTEC Holdings Inc.	60,358	1,130
	FTAI Infrastructure Inc.	304,343	1,126
*,1	Atmus Filtration Technologies Inc.	50,672	1,109
*	Aersale Corp.	78,834	1,100
*	Tutor Perini Corp.	130,744	1,094
	Covenant Logistics Group Inc.	25,485	1,085
*	FARO Technologies Inc.	58,841	1,081
*	Limbach Holdings Inc.	28,300	1,079
	LSI Industries Inc.	80,467	1,055
*	Target Hospitality Corp.	95,805	1,045
	Allient Inc.	39,982	1,043
*	Blue Bird Corp.	54,019	1,031
*	Custom Truck One Source Inc.	175,345	1,019
*	Paysafe Ltd.	99,593	1,007
*	Bowman Consulting Group Ltd.	31,944	985
*	BrightView Holdings Inc.	127,815	976
*	Overseas Shipholding Group Inc. Class A	196,923	955
	Preformed Line Products Co.	7,639	952
*	Forrester Research Inc.	35,934	869
	Park Aerospace Corp.	56,915	858
	Eneti Inc.	76,346	828
	Safe Bulkers Inc.	205,190	796

		Shares	Market Value ($000)
	Pangaea Logistics Solutions Ltd.	112,941	791
*	Willdan Group Inc.	37,946	759
*	Advantage Solutions Inc.	267,292	735
*	Distribution Solutions Group Inc.	28,169	717
	Luxfer Holdings plc	85,200	703
*	Radiant Logistics Inc.	111,563	670
*	Commercial Vehicle Group Inc.	99,352	648
*	SoundThinking Inc.	29,110	648
*	Luna Innovations Inc.	99,922	636
*	Performant Financial Corp.	209,408	626
*,1	Global Business Travel Group I	100,539	625
	Trinseo plc	107,392	621
*	IBEX Holdings Ltd.	34,141	605
*	Concrete Pumping Holdings Inc.	80,930	602
	Kronos Worldwide Inc.	68,875	601
*,1	Desktop Metal Inc. Class A	856,173	599
*	Hireright Holdings Corp.	45,036	592
	Park-Ohio Holdings Corp.	25,518	581
*	Blade Air Mobility Inc.	182,321	578
*	Iteris Inc.	132,922	564
*	Ranpak Holdings Corp.	135,456	555
*	Daseke Inc.	126,092	552
	Universal Logistics Holdings Inc.	20,982	519
*	Gencor Industries Inc.	32,946	492
*,1	BlackSky Technology Inc.	370,069	488
	Information Services Group Inc.	110,072	458
*	Atlanticus Holdings Corp.	14,654	452
*	Quad/Graphics Inc.	97,474	449
*	Willis Lease Finance Corp.	9,728	445
*	Mayville Engineering Co. Inc.	34,804	442
*	TuSimple Holdings Inc. Class A	511,583	435
*	Core Molding Technologies Inc.	24,031	432
*	Acacia Research Corp.	114,824	418
*	Mistras Group Inc.	63,069	418
*	CS Disco Inc.	68,340	407
*,1	Eve Holding Inc.	56,961	402
	EVI Industries Inc.	14,431	374
	Karat Packaging Inc.	17,291	373
*,1	Microvast Holdings Inc.	317,843	372
*,1	Eos Energy Enterprises Inc.	330,240	363
*	PAM Transportation Services Inc.	18,692	353
*	DHI Group Inc.	131,659	324
*,1	SKYX Platforms Corp.	191,915	297
*,1	Danimer Scientific Inc.	265,381	289
*,1	Velo3D Inc.	269,188	261
*,1,2	Tingo Group Inc.	370,341	256
*	Skillsoft Corp.	13,343	255
*	Babcock & Wilcox Enterprises Inc.	178,749	254
*	Hyliion Holdings Corp.	446,399	254
*,1	CompoSecure Inc.	49,717	248
	Hirequest Inc.	16,114	239
*	Paysign Inc.	98,738	232
*	CPI Card Group Inc.	12,738	227
*,1	Terran Orbital Corp.	257,773	209
*	374Water Inc.	179,286	206
*,1	Workhorse Group Inc.	537,655	200
*	INNOVATE Corp.	165,824	176
*	Priority Technology Holdings Inc.	54,693	164

		Shares	Market Value ($000)
*	Himalaya Shipping Ltd.	27,134	163
*,1	Ispire Technology Inc.	8,195	85
*	Amprius Technologies Inc.	16,162	66
*,1	Redwire Corp.	23,701	61
*,1	Southland Holdings Inc.	11,370	61
*,1	Dragonfly Energy Holdings Corp.	84,641	48
			1,298,775
Other (0.0%)
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	GTX Inc. CVR	846	1
*,2	Chinook Therapeutics Inc. CVR	704	—
			4
Real Estate (6.3%)
	Ryman Hospitality Properties Inc.	178,078	17,870
	Terreno Realty Corp.	252,022	14,393
	Kite Realty Group Trust	671,246	14,177
	Phillips Edison & Co. Inc.	363,489	12,809
	Essential Properties Realty Trust Inc.	480,622	11,415
	PotlatchDeltic Corp.	243,848	11,178
	Apple Hospitality REIT Inc.	664,550	11,078
	Sabra Health Care REIT Inc.	713,590	10,418
	Independence Realty Trust Inc.	695,765	9,476
	Broadstone Net Lease Inc.	579,571	9,273
	DigitalBridge Group Inc.	499,018	8,613
	Physicians Realty Trust	733,738	8,570
	COPT Defense Properties	347,547	8,411
	Tanger Factory Outlet Centers Inc.	314,874	7,859
	LXP Industrial Trust	893,171	7,842
	SITE Centers Corp.	587,404	7,748
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	318,949	7,722
	Macerich Co.	666,713	7,647
[1]	SL Green Realty Corp.	199,870	7,309
	CareTrust REIT Inc.	308,406	7,118
	Innovative Industrial Properties Inc.	86,183	7,038
	National Health Investors Inc.	128,664	6,981
	Sunstone Hotel Investors Inc.	642,095	6,344
	Douglas Emmett Inc.	506,492	6,189
	Four Corners Property Trust Inc.	267,034	6,139
	Equity Commonwealth	322,776	6,065
	Urban Edge Properties	354,041	5,930
	Outfront Media Inc.	455,219	5,567
	St. Joe Co.	106,275	5,466
	DiamondRock Hospitality Co.	648,393	5,395
	Global Net Lease Inc.	600,375	5,271
	RLJ Lodging Trust	482,766	5,161
*,1	Opendoor Technologies Inc.	1,682,772	5,065
	InvenTrust Properties Corp.	209,572	5,055
	Retail Opportunity Investments Corp.	379,496	4,884
	Pebblebrook Hotel Trust	374,684	4,777
	JBG SMITH Properties	337,047	4,624
	Acadia Realty Trust	288,143	4,357
*	Cushman & Wakefield plc	512,545	4,208
	Kennedy-Wilson Holdings Inc.	369,553	4,194
	Xenia Hotels & Resorts Inc.	338,910	4,138
	LTC Properties Inc.	126,433	4,124
	Getty Realty Corp.	138,260	4,069
	Uniti Group Inc.	734,997	4,065

		Shares	Market Value ($000)
*	GEO Group Inc.	371,322	3,769
	Alexander & Baldwin Inc.	223,639	3,746
	Service Properties Trust	508,979	3,639
	Empire State Realty Trust Inc. Class A	405,996	3,638
	Elme Communities	270,347	3,552
	Veris Residential Inc.	243,990	3,535
	Newmark Group Inc. Class A	422,106	3,474
	Easterly Government Properties Inc.	290,536	3,388
	NETSTREIT Corp.	208,119	3,201
*	Apartment Investment and Management Co. Class A	456,266	3,144
	RPT Realty	265,375	3,084
	American Assets Trust Inc.	150,105	3,023
	Plymouth Industrial REIT Inc.	132,751	2,887
	Paramount Group Inc.	570,232	2,680
[1]	eXp World Holdings Inc.	219,729	2,661
	Safehold Inc.	135,067	2,659
	Marcus & Millichap Inc.	72,852	2,507
	Hudson Pacific Properties Inc.	424,273	2,490
	Centerspace	46,426	2,476
	UMH Properties Inc.	171,246	2,418
	Piedmont Office Realty Trust Inc. Class A	381,671	2,374
	Brandywine Realty Trust	526,165	2,347
*	Redfin Corp.	326,811	2,278
	Armada Hoffler Properties Inc.	207,040	2,273
	Community Healthcare Trust Inc.	78,487	2,127
	NexPoint Residential Trust Inc.	69,520	2,117
*	Compass Inc. Class A	917,482	2,037
	Summit Hotel Properties Inc.	322,688	2,020
	CBL & Associates Properties Inc.	83,092	1,953
	Global Medical REIT Inc.	188,070	1,886
	Farmland Partners Inc.	148,152	1,834
*	Anywhere Real Estate Inc.	331,884	1,786
[1]	Peakstone Realty Trust REIT	111,311	1,777
*	Forestar Group Inc.	56,584	1,728
	Diversified Healthcare Trust	735,894	1,722
	Whitestone REIT	150,354	1,648
	Ares Commercial Real Estate Corp.	159,798	1,606
	Universal Health Realty Income Trust	39,606	1,579
	Gladstone Commercial Corp.	124,316	1,554
	Gladstone Land Corp.	103,641	1,487
	Chatham Lodging Trust	147,947	1,466
	Saul Centers Inc.	36,072	1,333
	Alexander's Inc.	6,605	1,215
	CTO Realty Growth Inc.	67,638	1,143
	RMR Group Inc. Class A	47,190	1,125
*	FRP Holdings Inc.	20,234	1,116
	One Liberty Properties Inc.	50,157	1,025
*	Tejon Ranch Co.	64,135	1,013
	Orion Office REIT Inc.	177,700	917
	Office Properties Income Trust	149,429	834
	Postal Realty Trust Inc. Class A	58,169	814
	BRT Apartments Corp.	37,039	674
	Alpine Income Property Trust Inc.	40,325	659
	City Office REIT Inc.	121,807	588
	RE/MAX Holdings Inc. Class A	54,809	504
*	Star Holdings	40,545	495
*	Stratus Properties Inc.	17,612	494
	Douglas Elliman Inc.	245,101	478

		Shares	Market Value ($000)
	Braemar Hotels & Resorts Inc.	198,367	417
*	Maui Land & Pineapple Co. Inc.	22,809	341
*	Transcontinental Realty Investors Inc.	5,759	189
	Clipper Realty Inc.	35,629	182
*	American Realty Investors Inc.	4,414	67
			443,225
Technology (12.6%)
*	Super Micro Computer Inc.	142,975	39,099
*	Rambus Inc.	336,152	22,747
*	Onto Innovation Inc.	150,964	21,287
*	Qualys Inc.	114,656	21,193
*	SPS Commerce Inc.	113,152	19,494
*	Fabrinet	113,486	18,373
*,1	MicroStrategy Inc. Class A	34,074	16,979
*	Novanta Inc.	110,394	15,945
*	Tenable Holdings Inc.	352,032	14,571
*	Workiva Inc.	150,750	14,498
*	MACOM Technology Solutions Holdings Inc.	167,623	14,077
*	Varonis Systems Inc.	335,076	14,036
*	Insight Enterprises Inc.	88,441	13,392
	Power Integrations Inc.	175,079	13,378
*	Axcelis Technologies Inc.	100,450	12,484
*	Synaptics Inc.	121,679	12,319
*	Altair Engineering Inc. Class A	165,611	12,000
*	Box Inc. Class A	434,583	11,373
*	Appfolio Inc. Class A	59,174	11,199
	Advanced Energy Industries Inc.	115,966	11,023
*	Silicon Laboratories Inc.	97,916	10,317
*	Blackbaud Inc.	134,234	10,100
*	Blackline Inc.	173,810	10,055
*	Rapid7 Inc.	184,960	10,016
*	Freshworks Inc. Class A	499,474	9,999
*	CommVault Systems Inc.	135,811	9,993
*	Ziff Davis Inc.	145,098	9,260
*	Diodes Inc.	139,176	9,244
*	Yelp Inc.	207,463	9,068
*	FormFactor Inc.	237,823	8,937
*	Sanmina Corp.	177,680	8,904
	Amkor Technology Inc.	315,757	8,895
*	Braze Inc. Class A	161,513	8,874
	Vishay Intertechnology Inc.	397,415	8,835
	Kulicke & Soffa Industries Inc.	171,071	8,814
*	Plexus Corp.	84,594	8,619
*	Sprout Social Inc. Class A	147,282	8,380
*	Alarm.com Holdings Inc.	147,715	8,048
*	Parsons Corp.	127,131	7,919
	Progress Software Corp.	134,177	7,227
*	Rogers Corp.	53,373	6,906
*	Ambarella Inc.	116,903	6,863
*	LiveRamp Holdings Inc.	202,824	6,726
*	Perficient Inc.	105,810	6,548
*	Cargurus Inc.	301,438	6,517
*	Q2 Holdings Inc.	175,516	6,234
*	Fastly Inc. Class A	365,491	6,071
*,1	IonQ Inc.	495,462	6,059
*	PagerDuty Inc.	273,375	5,960
*	Impinj Inc.	70,914	5,928
*	Envestnet Inc.	154,626	5,880

		Shares	Market Value ($000)
*	Sitime Corp.	52,962	5,858
*	DigitalOcean Holdings Inc.	195,490	5,790
	Clear Secure Inc. Class A	257,039	5,483
*,1	C3.ai Inc. Class A	186,479	5,430
*	Credo Technology Group Holding Ltd.	300,780	5,387
*	Upwork Inc.	381,491	5,375
*	Agilysys Inc.	61,773	5,318
*	Schrodinger Inc.	167,948	5,221
*	ePlus Inc.	81,926	5,201
*	Asana Inc. Class A	245,021	5,148
*	PROS Holdings Inc.	137,828	5,038
*	Sprinklr Inc. Class A	317,815	4,983
	Xerox Holdings Corp.	353,748	4,949
	CSG Systems International Inc.	97,495	4,796
*	TTM Technologies Inc.	315,418	4,734
*	Verint Systems Inc.	192,503	4,730
*	Appian Corp. Class A	126,604	4,588
*	Cohu Inc.	144,033	4,570
*	Veeco Instruments Inc.	156,733	4,472
*	Bumble Inc. Class A	312,053	4,325
*	MaxLinear Inc.	229,982	4,308
*	NetScout Systems Inc.	210,495	4,227
*	Photronics Inc.	188,307	3,979
*	AvePoint Inc.	473,202	3,876
*	Squarespace Inc. Class A	137,690	3,859
*	Veradigm Inc.	332,675	3,819
	CTS Corp.	96,622	3,744
*	Ultra Clean Holdings Inc.	137,355	3,728
*	Zuora Inc. Class A	398,962	3,639
*	Jamf Holding Corp.	215,520	3,550
*	Zeta Global Holdings Corp. Class A	424,566	3,469
*	EngageSmart Inc.	149,737	3,415
*	Magnite Inc.	412,890	3,336
	Shutterstock Inc.	75,846	3,330
*	Semtech Corp.	196,506	3,217
*	indie Semiconductor Inc. Class A	425,368	3,173
	Adeia Inc.	330,741	3,039
*	PAR Technology Corp.	81,985	3,019
*	PDF Solutions Inc.	94,666	2,839
*	Alkami Technology Inc.	121,444	2,765
	A10 Networks Inc.	217,666	2,719
	Benchmark Electronics Inc.	108,786	2,714
*	Model N Inc.	115,064	2,641
	Methode Electronics Inc.	109,051	2,588
*	N-Able Inc.	215,478	2,566
*,1	Xometry Inc. Class A	104,723	2,564
*	Everbridge Inc.	125,623	2,558
*	Intapp Inc.	67,972	2,549
*	ScanSource Inc.	75,922	2,538
*	SMART Global Holdings Inc.	149,267	2,487
*	ACM Research Inc. Class A	147,861	2,460
	Sapiens International Corp. NV	94,868	2,441
*	TechTarget Inc.	80,161	2,373
*	Navitas Semiconductor Corp.	335,819	2,331
*	Ichor Holdings Ltd.	88,020	2,300
*	Amplitude Inc. Class A	207,918	2,214
*	PubMatic Inc. Class A	131,606	2,199
*	Yext Inc.	330,399	2,191

		Shares	Market Value ($000)
*	Grid Dynamics Holdings Inc.	170,678	2,164
*	Cerence Inc.	123,944	2,143
*	Cleanspark Inc.	340,165	2,123
	PC Connection Inc.	35,190	2,098
*	3D Systems Corp.	392,650	2,097
*	Couchbase Inc.	105,085	2,064
*	Matterport Inc.	772,972	1,948
*	E2open Parent Holdings Inc.	527,722	1,921
	Simulations Plus Inc.	48,971	1,920
*	Aehr Test Systems	79,871	1,834
*	SolarWinds Corp.	157,155	1,821
*	Kimball Electronics Inc.	73,782	1,818
*	nLight Inc.	136,399	1,803
*	BigCommerce Holdings Inc. Series 1	206,780	1,803
*	SmartRent Inc.	568,267	1,779
	Hackett Group Inc.	77,135	1,721
*	Olo Inc. Class A	318,182	1,705
*	Eventbrite Inc. Class A	237,733	1,676
*	Vimeo Inc.	469,433	1,652
*	CEVA Inc.	71,898	1,564
*	MeridianLink Inc.	81,246	1,545
*	Alpha & Omega Semiconductor Ltd.	71,383	1,527
*	Mitek Systems Inc.	132,261	1,493
*,1	Digimarc Corp.	43,899	1,466
*,1	MicroVision Inc.	548,069	1,381
*	Digital Turbine Inc.	293,419	1,364
*	Planet Labs PBC	519,708	1,263
*	NerdWallet Inc. Class A	105,389	1,238
*	OneSpan Inc.	122,965	1,233
*	Daktronics Inc.	116,268	1,213
*	Enfusion Inc. Class A	116,559	1,192
*	Definitive Healthcare Corp.	138,639	1,144
*	Consensus Cloud Solutions Inc.	60,457	1,114
*	Thoughtworks Holding Inc.	284,084	1,108
	NVE Corp.	14,743	1,057
*	SEMrush Holdings Inc. Class A	96,729	1,056
	American Software Inc. Class A	99,594	989
*	Unisys Corp.	205,920	986
*,1	Applied Digital Corp.	210,904	985
*	Weave Communications Inc.	100,512	949
*	Domo Inc. Class B	97,671	927
*,1	SoundHound AI Inc. Class A	428,081	916
*,1	Grindr Inc.	126,749	852
*	Bandwidth Inc. Class A	72,475	796
	ON24 Inc.	101,215	770
*	TrueCar Inc.	274,489	766
*	Red Violet Inc.	34,606	724
*	Nextdoor Holdings Inc.	450,891	721
*	EverQuote Inc. Class A	65,617	688
*	Mediaalpha Inc. Class A	66,991	678
*	EverCommerce Inc.	72,407	675
*	NextNav Inc.	167,722	664
*	Tucows Inc. Class A	30,906	656
	Immersion Corp.	97,217	630
*	LivePerson Inc.	219,220	623
*	Vivid Seats Inc. Class A	74,326	615
*,1	Bit Digital Inc.	226,145	583
*	Innodata Inc.	77,458	524

		Shares	Market Value ($000)
*	eGain Corp.	66,913	510
*	Rimini Street Inc.	159,522	501
*,1	Terawulf Inc.	412,113	478
*	Asure Software Inc.	59,193	472
	Richardson Electronics Ltd.	36,249	472
*,1	Atomera Inc.	66,847	461
*	inTEST Corp.	32,552	425
*	Expensify Inc. Class A	167,084	389
*,1	SkyWater Technology Inc.	53,232	375
*,1	Cipher Mining Inc.	129,254	358
*	Brightcove Inc.	131,285	322
	Ebix Inc.	79,936	315
*	CoreCard Corp.	21,995	287
*	Intevac Inc.	77,131	287
*	Viant Technology Inc. Class A	43,585	276
*	Transphorm Inc.	88,809	275
*	LiveVox Holdings Inc.	66,801	246
*	Rackspace Technology Inc.	192,974	243
*,1	FiscalNote Holdings Inc.	188,373	192
*,1	Veritone Inc.	79,278	164
*,1	BigBear.ai Holdings Inc.	91,457	155
*	System1 Inc.	101,438	150
*	Aeva Technologies Inc.	240,243	134
*	CXApp Inc.	6,064	8
*	Presto Automation Inc.	9,803	6
			879,089
Telecommunications (1.3%)
	Cogent Communications Holdings Inc.	133,432	8,521
	InterDigital Inc.	82,488	8,242
*	Calix Inc.	181,923	7,020
*	Extreme Networks Inc.	388,982	6,278
	Telephone and Data Systems Inc.	304,991	6,008
*	Viavi Solutions Inc.	681,747	5,509
*	Lumen Technologies Inc.	3,108,531	4,072
*	Harmonic Inc.	339,558	3,756
*	Globalstar Inc.	2,128,840	3,385
	Shenandoah Telecommunications Co.	149,789	3,336
*	Liberty Latin America Ltd. Class C	442,053	3,019
*	fuboTV Inc.	874,377	2,789
*	Digi International Inc.	108,356	2,551
*	Infinera Corp.	615,071	2,393
*	Gogo Inc.	203,453	2,041
	Bel Fuse Inc. Class B	32,207	1,742
*	IDT Corp. Class B	48,225	1,415
*,1	Lightwave Logic Inc.	353,017	1,405
*	Xperi Inc.	131,107	1,353
*	Anterix Inc.	39,779	1,301
	Adtran Holdings Inc.	241,517	1,263
*	NETGEAR Inc.	88,298	1,204
*,1	AST SpaceMobile Inc.	248,244	1,204
*	8x8 Inc.	360,738	1,115
*	EchoStar Corp. Class A	105,557	1,105
*	CommScope Holding Co. Inc.	641,402	1,071
*	Aviat Networks Inc.	34,178	1,036
	ATN International Inc.	33,912	1,032
*	Clearfield Inc.	40,524	1,031
*	Consolidated Communications Holdings Inc.	234,057	1,007
	Comtech Telecommunications Corp.	84,117	993

		Shares	Market Value ($000)
	Spok Holdings Inc.	54,812	919
*	Ooma Inc.	73,578	854
*	Liberty Latin America Ltd. Class A	112,041	759
*	WideOpenWest Inc.	154,583	618
*	Ribbon Communications Inc.	271,940	579
*	Kaltura Inc.	252,973	433
*	KVH Industries Inc.	56,810	272
*	Cambium Networks Corp.	36,899	172
*	Akoustis Technologies Inc.	209,824	120
*	DZS Inc.	68,571	110
*	Charge Enterprises Inc.	410,530	68
			93,101
Utilities (3.0%)
*	Casella Waste Systems Inc. Class A	174,035	14,076
	New Jersey Resources Corp.	299,524	12,640
	Portland General Electric Co.	299,528	12,298
	Brookfield Infrastructure Corp. Class A (XTSE)	369,520	11,477
	Southwest Gas Holdings Inc.	190,510	11,261
	Ormat Technologies Inc. (XNYS)	164,881	11,100
	PNM Resources Inc.	264,230	10,984
	Black Hills Corp.	205,733	10,614
	ALLETE Inc.	178,232	9,888
	ONE Gas Inc.	170,183	9,808
	Spire Inc.	158,886	9,694
	Northwestern Energy Group Inc.	185,709	9,343
	American States Water Co.	114,188	9,123
	California Water Service Group	178,185	9,011
	MGE Energy Inc.	112,520	8,298
	Avista Corp.	232,892	7,907
	SJW Group	98,452	6,462
	Chesapeake Utilities Corp.	65,577	6,269
	Northwest Natural Holding Co.	110,783	4,057
*,1	Sunnova Energy International Inc.	310,486	3,602
	Middlesex Water Co.	54,099	3,457
	Unitil Corp.	49,441	2,397
	York Water Co.	44,033	1,677
	Consolidated Water Co. Ltd.	46,144	1,665
	Genie Energy Ltd. Class B	60,658	1,471
*	Enviri Corp.	244,022	1,440
	Artesian Resources Corp. Class A	28,337	1,191
*	Altus Power Inc.	196,369	982
	Excelerate Energy Inc. Class A	55,548	929
	Aris Water Solutions Inc. Class A	92,365	746
*	Vertex Energy Inc.	198,966	672
*	Pure Cycle Corp.	60,918	609
*,1	NuScale Power Corp.	164,547	456
	RGC Resources Inc.	25,061	440
	Global Water Resources Inc.	34,325	419
*,1	Li-Cycle Holdings Corp.	420,567	371
*	Cadiz Inc.	122,604	335
			207,169
Total Common Stocks (Cost $8,277,514)			6,945,655

		Shares	Market Value ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[3,4]	Vanguard Market Liquidity Fund, 5.438% (Cost $165,836)	1,658,883	165,872
Total Investments (101.8%) (Cost $8,443,350)			7,111,527
Other Assets and Liabilities—Net (-1.8%)			(128,296)
Net Assets (100%)			6,983,231
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $130,504,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $146,373,000 was received for securities on loan, of which $146,222,000 is held in Vanguard Market Liquidity Fund and $151,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	414	37,513	931
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,945,366	—	289	6,945,655
Temporary Cash Investments	165,872	—	—	165,872
Total	7,111,238	—	289	7,111,527
Derivative Financial Instruments
Assets
Futures Contracts[1]	931	—	—	931
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.